Filed with the U.S. Securities and Exchange Commission on September 29, 2014

1933 Act Registration File No. 333-108394
1940 Act File No. 811-21422

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 37	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 38	☒
(Check appropriate box or boxes.)

Trust for Advised Portfolios
 (Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Christopher E. Kashmerick, President
Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Christopher Menconi, Esquire
Bingham McCutchen LLP
2020 K Street NW
Washington, D.C. 20006-1806

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[x]	on September 30, 2014 pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 37 to the Registration Statement of the Trust for Advised Portfolios (the “Trust”) is being filed for the purpose of responding to Staff comments with respect to the Trust's new V2 Hedged Equity Fund and to accomodate the Trust's request to accelerate the effective date of Post-Effective Amendment No. 37 to on or before September 30, 2014.

V2 Hedged Equity Fund

Investor Class	VVHEX
Institutional Class	VVHIX

A series of Trust for Advised Portfolios (the “Trust”)

PROSPECTUS
September 30, 2014

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus

Table of Contents - Prospectus

SUMMARY SECTION

Investment Objective(s)
The V2 Hedged Equity Fund (the “Fund”) seeks to provide long-term capital appreciation with reduced volatility.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Investor Class		Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)		None		None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.00%		1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%		None
Other Expenses (includes Shareholder Servicing Plan Fee)(1)		0.36%		0.31%
Shareholder Servicing Plan Fee	0.15%		0.10%
Total Annual Fund Operating Expenses		1.61%		1.31%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Investor Class	$164	$508
Institutional Class	$133	$415

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies of the Fund
V2 Capital, LLC’s (the “Adviser”) Hedged Equity Strategy (the “Strategy”) targets attractive risk-adjusted returns, through the combination of: (1) the purchase of a concentrated long equity portfolio of 30-50 common stocks selected from the S&P 500® Index (the “S&P 500” or “Index”), with exposure to all ten sectors of that Index; and (2) the sale of a customized portfolio of CBOE FLexible EXchange® (“FLEX”) index call options and listed index call options having staggered expiration dates. Such index call options are derivative securities and are used as a hedge; as such, they are never more than 100% of the notional value of the equities at the initiation of the options position.

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While the underlying value of the equities in the portfolio can and will change over time, the strategy typically will not re-calibrate (i.e., adjust) existing option positions as a result of those changes.  The staggering of expiration dates in the options portfolio will account for the fluctuation in the notional value of the equity holdings.  For example, as one option expires, a new option is added based on the current equity notional value. While the strategy does not typically re-calibrate option positions once initiated, from time to time the strategy will buy back an existing option and sell a new option position when such trading makes economic sense for the portfolio.  The portfolio is expected to remain consistent over time with a combination of long equity holdings and short index options.

The Adviser employs the Strategy to attempt to achieve capital appreciation and manage risk by purchasing stocks believed to be undervalued and by selling (writing) FLEX and other listed index call options rather than individual equity options believed to be overvalued.  Under normal conditions, the Adviser seeks to achieve the Fund’s investment objective by investing at least 90% of its net assets in U.S. common stocks that are included in the S&P 500.  The Strategy aims to provide retail and institutional investors superior risk-adjusted returns throughout a market cycle with reduced volatility equity exposure and some downside protection.  The Adviser believes this hedged equity strategy will be an attractive investment for fee-conscious investors seeking lower volatility returns, compared to the S&P 500, that maximize upside participation while also providing some downside protection.

The Fund generally maintains a net long bias; however, it is anticipated that the Fund will have at least some short exposure at all times with a maximum of 100% of the Fund’s assets being used in the short portfolio under normal market conditions.  The net long exposure of the Fund (gross long exposures minus gross short exposures) is usually expected to be between 20% and 80%.

A call option is “covered” when the writer of the option owns securities of the class and amount to which the call option applies and is “uncovered” when the writer does not own such securities.  The Fund’s options transactions are part of a hedging tactic, i.e., offsetting the risk involved in another securities position.  If the option is covered, an increase in the market price of the security above the exercise price would cause the Fund to lose the opportunity for gain on the underlying security, assuming the Fund bought the security for less than the exercise price.  If the price of the underlying security were to drop below the exercise price, the premium received on the option (after transaction costs) would provide profit that would reduce or offset any loss the Fund might suffer as a result of owning the security.

Cash or Temporary Investments.  The Fund may invest up to 100% of its net assets in U.S. Treasury and Treasury-like products, or hold cash or cash equivalents in such amounts as the Adviser deems appropriate under the circumstances, including when the Adviser believes the Fund needs to retain cash.  This may result in the Fund not achieving its investment objective and the Fund’s performance may be negatively affected as a result.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund.  The following additional risks could affect the value of your investment:

•
Basis Risk.  As the Fund will only own a small portion of the stocks comprising the S&P 500, but will write uncovered call options on the entire Index, it is theoretically possible that the price of the securities in its short portfolio declines, while the Index as a whole increases in value.  If such a scenario were to occur, the Fund could suffer substantial losses, both as a result of the decline in the value of its portfolio, as well as the losses incurred as a result of the price of the underlying security of the uncovered call option being greater than the exercise price.  This could result in the Fund having to sell securities in its portfolio at unfavorable prices in order to generate the cash necessary to cover the call option.

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•
Effect of Potential Large Redemptions.  Initially, a single investor owns approximately 86% of the shares of the Fund.  There is a risk of negative effects on the Fund in the event of a large redemption.

•	Cash Position Risk. To the extent the Fund holds assets in U.S. Treasury securities, cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

•
Equity Risk.  Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news.  Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

•
Large Cap Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Management Risk: The Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Market and Issuer Risk.  The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the securities held by the Fund will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund.  The value of securities held by the Fund may also experience sudden, unpredictable drops in value or long periods of decline in value due to reasons directly related to the issuer, including management performance, financial leverage, and reduced demand for the issuer’s goods and services.

•
Options Risk.  Options on indices are derivatives and may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing call options are highly specialized activities and entail greater than ordinary investment risks.

o
Index Call Option Risk. The Fund's use of index call options may result in a loss of principal.  In addition, the value of the index options written by the Fund will be affected by changes in the value and dividend rates of the stocks in the Index, changes in the actual or perceived volatility of the stock market, the remaining time on the options and any reduced liquidity in the market for such options. Further, when a call option written by the Fund is settled (which may only be exercised at expiration), the Fund is expected to forego any additional gains experienced by the Index that is the subject of the  option.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance.  Updated performance information is available at www.v2capital.com or by calling the Fund toll-free at 1-855-594-7231.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Simultaneous with the commencement of the Fund’s investment operations on September 30, 2014, the V2 Hedged Equity Master Fund, L.P. (the “Private Fund”), a privately offered investment fund managed by the Adviser with an objective, investment policies and strategies that were, in all material respects, equivalent to those of the Fund, converted into the Institutional Class of the Fund.  The Private Fund was formed on April 1, 2012, and represented the continuation of the investment in all material respects of certain separate accounts whose portfolios were managed and traded by the Adviser in an identical manner.  The separate accounts contributed all of their assets to the Private Fund, and such assets constituted the Private Fund’s portfolio upon inception and commencement of the Private Fund’s operations.  Each of the accounts had an objective, investment policies and strategies that were, in all material respects, equivalent to those of the Private Fund and, therefore, to those of the Fund.  The performance information shown below is that of the Private Fund beginning on April 1, 2012, and, prior to that date, for the period from August 1, 2010 to March 31, 2012, is the performance of the accounts.  The performance information reflects the maximum fees and expenses that could have been charged to the Private Fund and its predecessor accounts.  Neither the Private Fund nor its predecessor accounts were registered under the Investment Company Act of 1940 (“1940 Act”) or subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected their performance.  Please refer to the Financial Statements section of the Fund’s SAI to review additional information regarding the Private Fund and its predecessor accounts.

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Calendar Year Total Returns as of December 31,*

* The Private Fund’s year-to-date total return as of June 30, 2014 was 3.81%.

Best Quarter	4Q 2011	14.27%
Worst Quarter	3Q 2011	-5.75

Average Annual Total Returns
(For the periods ended December 31, 2013)

V2 Hedged Equity Fund*	1 Year	Since Inception (8/1/2010)
Return Before Taxes	17.18%	14.16%
Return After Taxes on Distributions	N/A**	N/A**
Return After Taxes on Distributions and Sale of Fund Shares	N/A**	N/A**
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	32.39%	17.87%
Morningstar Long/Short Equity Category (reflects no deduction for fees, expenses, or taxes)	14.64%	5.74%

*	The returns shown above are those of the Private Fund and its predecessor accounts.
**	After-tax returns are not shown where noted because the Private Fund, unlike a regulated investment company, was not required to make annual distributions to its investors.

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management
Investment Adviser
V2 Capital, LLC is the investment adviser of the Fund.

Portfolio Manager
Victor Viner, Founder and Chief Investment Officer of the Adviser, and Brett Novosel, CFA, Partner of the Adviser, are the portfolio managers of the Fund and each has managed the Fund and the Private Fund since its inception.

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail V2 Hedged Equity Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by telephone at 1-855-594-7231, by wire transfer, or through a financial intermediary.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial investment amount for the Institutional Class is $100,000.  The minimum initial investment amount for the Investor Class is $1,000.  The minimum subsequent investment amounts for the Institutional and Investor Classes are $500 and $50, respectively.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income, qualified dividend income or capital gains, unless you invest though a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

This Prospectus offers Investor and Institutional Shares of the Fund.

Investment Objective
The Fund seeks to provide long-term capital appreciation with reduced volatility.  The Fund’s objective is not fundamental, and may be changed without shareholder approval.

Principal Investment Strategies
The Adviser’s Strategy targets attractive risk-adjusted returns, through the combination of: (1) the purchase of in a concentrated long equity portfolio of 30-50 common stocks selected from the S&P 500 with exposure to all ten industry sectors of that Index; and (2) the sale a customized portfolio of FLEX index call options and listed index call options.  Such index call options are derivative securities and are used as a hedge; as such, they are never more than 100% of the notional value of the equities at the initiation of the options position.

While the underlying value of the equities in the portfolio can and will change over time, the strategy typically will not re-calibrate (i.e., adjust) existing option positions as a result of those changes.  The staggering of expiration dates in the options portfolio will account for the fluctuation in the notional value of the equity holdings.  For example, as one option expires, a new option is added based on the current equity notional value. While the strategy does not typically re-calibrate option positions once initiated, from time to time the strategy will buy back an existing option and sell a new option position when such trading makes economic sense for the portfolio.  The portfolio is expected to remain consistent over time with a combination of long equity holdings and short index options.

The Fund generally maintains a net long bias; however, it is anticipated that the Fund will have at least some short exposure at all times with a maximum of 100% of the Fund’s net assets being used in the short portfolio under normal market conditions.  The net long exposure of the Fund (gross long exposures minus gross short exposures) is usually expected to be between 20% and 80%.

Under normal conditions, the Adviser seeks to achieve the Fund's investment objective by investing at least 90% of its net assets (plus borrowings for investment purposes) in U.S. common stocks of companies that are included in the S&P 500.  The Strategy aims to provide retail and institutional investors superior risk-adjusted returns throughout a market cycle with reduced volatility equity exposure and some downside protection.  The Adviser believes this top performing hedged equity strategy will be an attractive investment for fee-conscious investors seeking lower volatility returns compared to the S&P 500 that maximize upside participation while also providing some downside protection.  The Adviser employs the Strategy to attempt to achieve capital appreciation and manage risk by purchasing stocks believed to be undervalued and by selling FLEX Index call options and listed index call options rather than individual equity options believed to be overvalued.

A call option is “covered” when the writer of the option owns securities of the class and amount to which the call option applies and is “uncovered” when the writer does not own such securities.  The Fund’s options transactions may be part of a hedging tactic, i.e., offsetting the risk involved in another securities position.  If the option is covered, an increase in the market price of the security above the exercise price would cause the Fund to lose the opportunity for gain on the underlying security, assuming the Fund bought the security for less than the exercise price.  If the price of the underlying security were to drop below the exercise price, the premium received on the option (after transaction costs) would provide profit that would reduce or offset any loss the Fund might suffer as a result of owning the security.

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Hedged Equity Strategy – Long/Short Investing
In employing the Strategy, the Fund generally carries a net long bias — that is, the value of the long portfolio exceeds that of the short portfolio.  But importantly, the Adviser can vary the amount of this net exposure as market conditions and opportunities change.  By varying net exposure over time as the opportunity set and market conditions evolve, the Adviser has the flexibility to change the long/short ratio as it prudently judges.  The Strategy provides for a carefully constructed portfolio of long-term S&P 500 common stocks that can provide diversification benefits and when combined with short FLEX Index and listed index call options, seeks to hedge against market declines with some downside protection and maintain upside participation as the market appreciates despite having a hedge at all times.

Long Equity Portfolio
The long equity portfolio is composed of V2 Capital’s 30-50 “best ideas” selected from the S&P 500 universe, based on rigorous fundamental equity analysis, with exposure to all 10 sectors of the S&P 500.  The process is designed to identify potential holdings that can generate capital appreciation, while enhancing overall portfolio diversification.  Selection criteria places particular emphasis on company cash flow generation, quality of earnings, returns on invested capital, valuation relative to growth expectations, intra-sector diversification, and overall portfolio risk management.  The Adviser expects turnover of equity holdings to be low, because holdings are selected based on a long-term view.

Short Portfolio
The short portfolio strategy focuses on index short call and is expected to permit individual equity holdings to appreciate without the risk of being called away.  The Adviser believes that index call options benefits from greater liquidity and more effective pricing compared to individual equity options.  The benefits also include reduced trading costs that can lead to improved returns.  The value of the equity holdings and any existing option positions are used to determine the quantity of options that are to be sold on an option trading date.

Cash or Temporary Investments
The Fund may invest up to 100% of its net assets in U.S. Treasury and Treasury-like products, or hold cash or cash equivalents in such amounts as the Adviser deems appropriate under the circumstances, including when the Adviser believes the Fund needs to retain cash.  This may result in the Fund not achieving its investment objective and the Fund’s performance may be negatively affected as a result.

Principal Risks
The principal risks of investing in the Fund that may adversely affect the Fund’s net asset value (“NAV”) or total return were previously summarized and are discussed in more detail below.  There can be no assurance that the Fund will achieve its investment objective.

Basis Risk.  As the Fund will only own a small portion of the stocks comprising the S&P 500, but will write uncovered call options on the entire Index, it is theoretically possible that the price of the securities in its portfolio declines while the Index as a whole increases in value.  If such a scenario were to occur, the Fund could suffer substantial losses, both as a result of the decline in the value of its portfolio as well as the losses incurred as a result of the price of the underlying security of the uncovered call option being greater than the exercise price.  This could result in the Fund having to sell securities in its portfolio at unfavorable prices in order to generate the cash necessary to cover the call option.

Cash Position Risk.  If the Fund invests a substantial portion of its assets in U.S. Treasury securities, cash and cash equivalents for extended periods of time, including while the Fund is investing for temporary defensive purposes, it could reduce the Fund’s potential return and prevent the Fund from achieving its investment objective, as the limited returns of U.S. Treasury securities, cash or cash equivalents may lag other investments in a strong market.

Effect of Potential Large Redemptions.  Initially, a single investor owns approximately 86% of the shares of the Fund.  There is a risk of negative effects on the Fund in the event of a large redemption.  For example, if a significant investor, or a number of investors at the same time, were to redeem shares the assets of the Fund would decrease, which could cause the Fund’s expense ratio to increase to the extent new purchases did not offset cash outflows. Although the Adviser believes the Fund’s strategy is scalable, large redemptions could temporarily impact the management of the Fund in addition to any impact on expenses. It is also possible, in the case of a need for a shareholder vote, that a large investor could determine any outcome.

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Equity Risk.  The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect the securities market generally, such as adverse changes in: economic conditions, the general outlook for corporate earnings, interest rates, or investor sentiment.  Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

Large Cap Companies Risk. The risk that stocks of larger companies may underperform relative to those of small and mid-sized companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.  Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk.  The skill of the Adviser will play a significant role in the Fund’s ability to achieve its investment objective.  The Fund’s ability to achieve its investment objective depends on the ability of the Adviser to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods.  In addition, the Fund’s ability to achieve its investment objective depends on the Adviser’s ability to select stocks, particularly in volatile stock markets.  The Adviser could be incorrect in its analysis of industries, companies and the relative attractiveness of growth and value stocks and other matters.

Market Risk.  The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments.  The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

Options Risk.  The Fund will expose investors to the risks inherent in trading options.  These risks include, but are not limited to, volatile movements in the price of the underlying instrument and misjudgments as to the future prices of the options and/or the underlying instrument.  Increased option volatility can increase both the profit potential and the risk associated with the Fund’s trading.  While volatility can be monitored and reacted to, there is no cost-effective means of hedging against market volatility.  Options on indices are derivatives and may be subject to greater fluctuations in value than an investment in the underlying indices.  Purchasing and writing call options is a highly specialized activity and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  The Fund will receive a premium from writing a call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Index Call Option Risk. The loss potential from writing an uncovered index option is generally unlimited.  The Fund intends to mitigate the risks of its written index call positions by holding a diversified portfolio of stocks similar to those on which the S&P 500 is based. However, the Fund does not intend to hold exactly the same stocks as are in the S&P 500 and, as a result, bears a risk that the value of the securities held in the Fund will vary from the value of the S&P 500.

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PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.  Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  The annual and semi-annual reports will be available by contacting the V2 Hedged Equity Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling 1-855-594-7231 and on the SEC’s website at www.sec.gov.  A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI.

MANAGEMENT OF THE FUND

Investment Adviser
V2 Capital, LLC is the Fund’s investment adviser and is located at 2700 Patriot Boulevard, Suite 140, Glenview, Illinois 60026. The Adviser is an SEC-registered investment advisory firm formed in 2004.  The Adviser provides investment advisory services to both private funds and separately managed accounts and as of June 30, 2014, had $500.4 million in assets under management.

The Adviser is responsible for the day-to-day management of the Fund in accordance with the Fund’s investment objective and policies.  The Adviser also furnishes the Fund with office space and certain administrative services and provides for the personnel needed to fulfill its obligations under its advisory agreement.  For its services, the Fund pays the Adviser a monthly management fee that is calculated at the annual rate of 1.00% of the Fund’s average daily net assets.

A discussion regarding the basis of the Board’s approval of the Investment Advisory Agreement will be available in the Fund’s semi-annual report to shareholders for the fiscal period ending December 31, 2014.

The Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser/or with any other series of the Trust.

Portfolio Managers

Victor Viner
Mr. Viner is the Founder and Chief Investment Officer of the Adviser, which was founded in 2004, and serves as Co-Portfolio Manager to the Fund.  His business career features more than 25 years of success in capital markets, trading and other entrepreneurial ventures.  Mr. Viner earned his Bachelor of Science in Finance from Arizona State University and attended Rush Medical School.

Brett Novosel
Mr. Novosel is a Partner of the Adviser, which he joined in 2004, and serves as Co-Portfolio Manager to the Fund.  He also manages the Adviser’s research group and manages trading operations.  Mr. Novosel earned his MBA with concentrations in Analytical Finance and Accounting from the University of Chicago.  He earned his Bachelor of Science in Mechanical Engineering from the University of Illinois – Urbana/Champaign. Mr. Novosel holds the CFA Institute Chartered Financial Analyst designation.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and their ownership of securities in the Fund.

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Fund Expenses
The Fund is responsible for its own operating expenses; however, because these expenses are paid out of Fund assets, shareholders are indirectly paying for the Fund’s operating expenses.  However, the Adviser has contractually agreed to waive all or a portion of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 1.75% and 1.50% of average daily net assets for the Fund’s Investor Class shares and Institutional Class shares, respectively, through at least October 28, 2015.

The term of the Fund’s operating expenses limitation agreement is indefinite, and it can only be terminated by the Board.  Any waiver in management fees or payment of Fund expenses made by the Adviser may be recouped by the Adviser in subsequent fiscal years if the Adviser so requests.  This recoupment may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the expense limitation.  The Adviser may request recoupment for management fee waivers and Fund expense payments made in the prior three fiscal years from the date the fees were waived and expenses were paid.  Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board.

SHAREHOLDER INFORMATION

Pricing of Fund Shares
Shares of the Fund are sold at NAV per share which is calculated as of the close of regular trading (generally, 4:00 p.m. Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  However, the Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The NYSE is closed on weekends and most national holidays, including New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The NAV will not be calculated on days when the NYSE is closed for trading.

Purchase and redemption requests are priced based on the next NAV per share calculated after receipt of such requests.  The NAV is the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV).  NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share).  The NAV takes into account the expenses and fees of the Fund, including management and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

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Description of Classes

The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares of the Fund.  The Fund offers two classes of shares – Investor Class and Institutional Class.  This Prospectus offers both the Investor Class and Institutional Class.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses.

Investor Class shares are charged a 0.25% Rule 12b-1 distribution and service fee and a shareholder servicing fee of 0.15%.

Institutional Class shares do not impose a Rule 12b-1 fee or a sales charge and charge a shareholder servicing fee of 0.10%.

How to Buy Shares
The minimum initial investment amount for the Institutional Class is $100,000 with a minimum subsequent investment amount of $500.  There is a minimum initial investment amount of $1,000 for the Investor Class with a minimum subsequent investment amount of $50.

The Fund’s minimum investment requirements may be waived from time to time by the Advisor, and for the following types of shareholders:

•
current and retired employees, directors/trustees and officers of the Trust, the Adviser and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);

•	any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Advisor and its affiliates;
•
current employees of U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), broker-dealers who act as selling agents for the Fund, intermediaries that have marketing agreements in place with the Advisor and the immediate family members of any of them;

•	existing clients of the Advisor, their employees and immediate family members of such employees;
•	registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund’s distributor; and
•	qualified broker-dealers who have entered into an agreement with the Fund’s distributor.

You may purchase shares of the Fund by check, by wire transfer, via electronic funds transfer through the Automated Clearing House (“ACH”) network or through a bank or through one or more brokers authorized by the Fund to receive purchase orders.  Please use the appropriate account application when purchasing by mail or wire. If you have any questions or need further information about how to purchase shares of the Fund, you may call a customer service representative of the Fund toll-free at 1-855-594-7231. The Fund reserves the right to reject any purchase order.  For example, a purchase order may be refused if, in the Adviser’s opinion, it is so large that it would disrupt the management of the Fund.  Orders may also be rejected from persons believed by the Fund to be “market timers.”

All checks must be in U.S. dollars drawn on a domestic U.S. bank.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

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To buy shares of the Fund, complete an account application and send it together with your check for the amount you wish to invest in the Fund to the address below.  To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the Transfer Agent.  If your payment is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent.  You may also be responsible for any loss sustained by the Fund.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser and the Board. For further information, you may call a customer service representative of the Fund toll-free at 1-855-594-7231.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Trust’s Anti-Money Laundering Program. As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P. O. Box will not be accepted. Please contact the Transfer Agent at 1-855-594-7231 if you need additional assistance when completing your account application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Fund have not been registered for sale outside of the United States.  The Adviser generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchasing Shares by Mail
Please complete the account application and mail it with your check, payable to the V2 Hedged Equity Fund to the Transfer Agent at the following address:

V2 Hedged Equity Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may not send an account application via overnight delivery to a United States Postal Service post office box. If you wish to use an overnight delivery service, send your account application and check to the Transfer Agent at the following address:

V2 Hedged Equity Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

Note:
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agent. Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of account orders or redemption requests does not constitute receipt by the Transfer Agent.

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Purchasing Shares by Telephone
If you have accepted telephone options on your account application or by subsequent arrangement in writing with the Fund and your account has been open for 15 days, you may purchase additional shares by calling the Fund toll-free at 1-855-594-7231.  You may not make your initial purchase of the Fund shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the ACH network.  You must have banking information established on your account prior to making a telephone purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern Time, shares will be purchased at the appropriate share price next calculated.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Purchasing Shares by Wire
If you are making your initial investment in the Fund, before wiring funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account on your behalf.  Once your account is established, you may instruct your bank to send the wire.  Your bank must include the name of the Fund, your name and your account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA No. 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
Further Credit: V2 Hedged Equity Fund
Shareholder Registration
Shareholder Account Number

If you are making a subsequent purchase, your bank should wire funds as indicated above.  Before each wire purchase, you should be sure to notify the Transfer Agent.  It is essential that your bank include complete information about your account in all wire transactions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1-855-594-7231.  Your bank may charge you a fee for sending a wire payment to the Fund.

Wired funds must be received prior to 4:00 p.m. Eastern Time to be eligible for same day pricing.  Neither the Fund nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Automatic Investment Plan
Once your account has been opened with the initial minimum investment, you may make additional purchases of Institutional Class shares at regular intervals through the Automatic Investment Plan (“AIP”).  The AIP provides a convenient method to have monies deducted from your bank account, for investment into the Fund, on a monthly or quarterly basis.  In order to participate in the AIP, each purchase must be in the amount of $50 or more for the Investor Class and $500 or more for the Institutional Class, and your financial institution must be a member of the ACH network.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the Automatic Investment Plan section on the account application or call the Transfer Agent at 1-855-594-7231 if you have questions about the Plan.  Any request to change or terminate your AIP should be submitted to the Transfer Agent at least five business days prior to the automatic investment date.

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Retirement Accounts
The Fund offers prototype documents for a variety of retirement accounts for individuals and small businesses.  Please call 1-855-594-7231 for information on:

•	Individual Retirement Plans, including Traditional IRAs and Roth IRAs.
•	Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory federal income tax withholdings.  For more information, call the number listed above. You may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account.  Fees charged by institutions may vary.

Purchasing and Selling Shares through a Broker
You may buy and sell shares of the Fund through certain brokers and financial intermediaries (and their agents) (collectively, “Brokers”) that have made arrangements with the Fund to sell its shares.  When you place your order with such a Broker, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next applicable price calculated by the Fund.  The Broker holds your shares in an omnibus account in the Broker’s name, and the Broker maintains your individual ownership records.  The Adviser may pay the Broker for maintaining these records as well as providing other shareholder services.  The Broker may charge you a fee for handling your order.  The Broker is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.

How to Sell Shares
You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business either directly to the Fund or through your financial intermediary.

In Writing
You may redeem your shares by simply sending a written request to the Transfer Agent.  You should provide your account number and state whether you want all or some of your shares redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration and include a signature guarantee(s), if necessary.  You should send your redemption request to:

Regular Mail	Overnight Express Mail
V2 Hedged Equity Fund	V2 Hedged Equity Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

NOTE:
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agent.  Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of account orders or redemption requests does not constitute receipt by the Transfer Agent.

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By Telephone
If you accepted telephone options on your account application, you may redeem all or some of your shares, up to $50,000, by calling the Transfer Agent at 1-855-594-7231 before the close of trading on the NYSE.  This is normally 4:00 p.m., Eastern Time.  Redemption proceeds will be processed on the next business day and sent to the address that appears on the Transfer Agent’s records or via ACH to a previously established bank account.  If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the account application.   A wire fee of $15 will be deducted from your redemption proceeds for complete and share certain redemptions.  In the case of a partial redemption, the fee will be deducted from the remaining account balance.  Telephone redemptions cannot be made if you notified the Transfer Agent of a change of address within 15 calendar days before the redemption request.  If you have a retirement account, you may not redeem your shares by telephone.

You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-855-594-7231 for instructions.

You may encounter higher than usual call wait times during periods of high market activity.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may mail your redemption request in writing to the address noted above.  Once a telephone transaction has been accepted, it may not be canceled or modified.

Payment of Redemption Proceeds
Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in good order.  If you did not purchase your shares with a certified check or wire payment, the Fund may delay payment of your redemption proceeds for up to 15 calendar days from purchase or until your check has cleared, whichever occurs first.

Systematic Withdrawal Plan
As another convenience, you may redeem your Institutional Shares through the Systematic Withdrawal Plan (“SWP”).  Under the SWP, shareholders or their financial intermediaries may request that a payment drawn in a predetermined amount be sent to them on a monthly, quarterly or annual basis.  In order to participate in the SWP, your account balance must be at least $10,000 and each withdrawal amount must be for a minimum of $50.  If you elect this method of redemption, the Fund will send a check directly to your address of record or will send the payment directly to your bank account via electronic funds transfer through the ACH network.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be previously established on your account.  The SWP may be terminated at any time by the Fund.  You may also elect to terminate your participation in the SWP by communicating in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal at:

Regular Mail	Overnight Express Mail
V2 Hedged Equity Fund	V2 Hedged Equity Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish a SWP, an investor must complete the appropriate sections of the account application.  For additional information on the SWP, please call the Transfer Agent at 1-855-594-7231.

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Redemption In-Kind
The Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”).  It is not expected that the Fund would do so except during unusual market conditions.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Signature Guarantees
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, from either a Medallion program member or a non-Medallion program member, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

A signature guarantee is required to redeem shares in the following situations:
•	If ownership is changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address was received by the Transfer Agent within the last 15 calendar days; and
•	For all redemptions in excess of $50,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, will require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.
In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee or signature validation program stamp in other instances based on the facts and circumstances.

Other Information about Redemptions
The Fund may redeem the shares in your account if the value of your account is less than $500 as a result of redemptions you have made.  This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts.  You will be notified that the value of your account is less than $500 before the Fund makes an involuntary redemption.  You will then have 30 days in which to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.

DIVIDENDS AND DISTRIBUTIONS

The Fund may make distributions of dividends and capital gains, if any, at least annually.  The Fund may make an additional payment of dividends or distributions of capital gains if it deems it necessary for federal income tax purposes or otherwise desirable at any other time of the year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) to receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) to reinvest dividends in additional Fund shares and receive capital gain distributions in cash;  or (3) to receive all distributions in cash.

If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions.  If you wish to change your distribution option, notify the Transfer Agent in writing or by telephone at least 5 days prior to the payment date for the distribution.

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Any dividend or capital gain distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution.  You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in substance, a partial return of capital to you.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Board has adopted policies and procedures to prevent frequent transactions in the Fund.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps include monitoring trading practices and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that the Fund believes is consistent with shareholder interests.

Monitoring Trading Practices. The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Fund does not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Fund’s Distributor, on behalf of the Fund, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

Fair Value Pricing.  The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser to the Fund does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed annually by the Board.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

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Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s NAV is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV.  Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are infrequently traded and/or the market price of which the Adviser believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

More detailed information regarding fair value pricing can be found under the heading titled, “Pricing of Fund Shares.”

Inactive Accounts
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Fund Mailings
Statements and reports that the Fund sends to you include the following:
•	Confirmation statements (after every transaction that affects your account balance or your account registration);
•	Annual and semi-annual shareholder reports (every six months); and
•	Quarterly account statements.

Householding
In an effort to decrease costs, the Transfer Agent intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-594-7231 to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

RULE 12B-1 AND SHAREHOLDER SERVICING PLANS

Rule 12b-1 Plan
The Trust has adopted a Rule 12b-1 plan under which the Fund is authorized to pay to the Fund’s distributor or such other entities as approved by the Board, as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to 0.25% of the average daily net assets of Investor shares, as applicable.  The distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser, for any distribution service or activity designed to retain Fund shareholders.

Because the Fund pays distribution fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

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Shareholder Servicing Plan
The Trust has also adopted a Shareholder Service Plan under which the Fund’s Investor Class shares may pay a fee of up to 0.15% and the Fund’s Institutional Class shares may pay a fee of up to 0.10% of the average daily net assets of the Fund’s Investor shares and Institutional shares, respectively, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents provided to the Fund by intermediaries such as banks, broker-dealers, financial advisers or other financial institutions.

Because the Fund pays shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

TAX CONSEQUENCES

The Fund will typically make any distributions of dividends and capital gains annually.  Dividends of net investment income and distributions from the Fund’s net short-term capital gains are taxable to you as ordinary income or, in some cases, as qualified dividend income.  Distributions from the Fund’s net capital gain (the excess of its net long-term capital gains over its net short-term capital losses) are taxable to noncorporate shareholders at reduced rates, regardless of how long the shareholders held their respective shares in the Fund.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Distributions that the Fund reports as “qualified dividend income” may be eligible to be taxed to noncorporate shareholders at the reduced rates attributable to long-term capital gain if requirements are satisfied.  In general, the Fund may report its dividends as qualified dividend income to the extent derived from dividends paid to the Fund by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties.  In addition, dividends that the Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.  The Fund’s use of options for hedging purposes may limit its ability to report distributions as qualified dividend income.

A Medicare contribution tax of 3.8% applies to all or a portion of net investment income of U.S. individuals with income exceeding specified thresholds, and to undistributed net investment income of certain estates and trusts. Net investment income generally includes for this purpose dividends and capital gain distributions paid by the Fund and gain on the redemption of Fund shares.

Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in January are taxable as if received the prior December.

By law, the Fund must withhold as backup withholding a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so.

If you redeem your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the redemption price of the shares you redeem, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

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Additional information concerning taxation of the Fund and its shareholders is contained in the SAI.  Tax consequences are not the primary consideration of the Fund in making its investment decisions.  You should consult your own tax adviser concerning federal, state and local taxation of distributions from the Fund.

DISTRIBUTION OF FUND SHARES
Distributor
Foreside Fund Services, LLC, located at Three Canal Plaza, Suite 100, Portland, Maine 04101, serves as the distributor (“Distributor”) in connection with the continuous offering of the Fund’s shares.  The Distributor is a broker-dealer registered with the SEC under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc.

Service Fees – Other Payments to Third Parties
The Adviser, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

General Policies
Some of the following policies are mentioned above.  In general, the Fund reserves the right to:
•	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;
•
Reject any purchase request for any reason.  Generally, the Fund will do this if the purchase is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading);

•
Redeem all shares in your account if your balance falls below the minimum investment amount due to redemption activity.  If, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;

•	Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Fund; and
•	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes fraudulent or unauthorized requests.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

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FINANCIAL HIGHLIGHTS

Financial highlights are not available at this time, because the Fund had not commenced operations prior to the date of this Prospectus.

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Investment Adviser
V2 Capital, LLC
2700 Patriot Boulevard, Suite 140
Glenview, Illinois 60026

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD LLP
1835 Market Street, 26th Floor
Philadelphia, Pennsylvania 19103

Legal Counsel
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006-1806

Table of Contents - Prospectus
22

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports (collectively, the “Shareholder Reports”) provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

The SAI and the Shareholder Reports are available free of charge on the Fund’s website at www.v2capital.com.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquires about the Fund by calling the Fund (toll-free) at 1-855-594-7231 or by writing to:

V2 Hedged Equity Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may review and copy information including the Shareholder Reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Fund are also available:

•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The Trust’s SEC Investment Company Act file number is 811-21422.

Table of Contents - Prospectus

V2 Hedged Equity Fund

Investor Class	VVHEX
Institutional Class	VVHIX

A series of Trust for Advised Portfolios (the “Trust”)

STATEMENT OF ADDITIONAL INFORMATION
September 30, 2014

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated September 30, 2014, as may be revised, for the V2 Hedged Equity Fund (the “Fund”), a series of Trust for Advised Portfolios (the “Trust”).  V2 Capital, LLC (the “Adviser”) is the Fund’s investment adviser.  A copy of the Prospectus may be obtained by writing to the Fund c/o U.S. Bancorp Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling toll-free at 1-855-594-7231, or on the Fund’s website at www.v2capital.com.

Table of Contents - Statement of Additional Information (SAI)

Table of Contents - Statement of Additional Information

THE TRUST

The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on August 28, 2003, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  Between March 5, 2013 and January 1, 2014, the Trust was named “Ziegler Capital Management Investment Trust”.  Between August 1, 2011 and March 4, 2013, the Trust was named “Ziegler Lotsoff Capital Management Investment Trust”.  Prior to August 1, 2011, the Trust was named “Lotsoff Capital Management Investment Trust”.

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the V2 Hedged Equity Fund.

The Fund had not commenced operations as of the date of this SAI.  Simultaneous with the commencement of the Fund’s investment operations on September 30, 2014, the V2 Hedged Equity Master Fund, L.P. (the “Private Fund”), a privately offered investment fund managed by the Adviser with an objective, investment policies and strategies that were, in all material respects, equivalent to those of the Fund, converted into the Institutional Class of the Fund.  The Private Fund was formed on April 1, 2012, when four clients of the Adviser contributed the assets in their accounts to the Private Fund.

Registration with the SEC does not involve supervision of the management or policies of the Fund.  The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES

The discussion below supplements information contained in the Fund’s Prospectus as to the investment policies and risks of the Fund.

Diversification
The Fund is diversified under applicable federal securities laws.  This means that as to 75% of its total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer.  However, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security and if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite qualifying as a diversified fund.

Table of Contents - Statement of Additional Information

Percentage Limitations
Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Recent Regulatory Events
Legal, tax and regulatory changes could occur that may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies.  The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Commodity Futures Trading Commission, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions in light of the recent financial crisis.  These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Fund is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Fund.  Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known.

Recent Economic Events
Although the U.S. economy has seen gradual improvement since 2008, the effects of the global financial crisis that began to unfold in 2007 continue to exist and economic growth has been slow and uneven.  In addition, the negative impacts and continued uncertainty stemming from the sovereign debt crisis and economic difficulties in Europe and U.S. fiscal and political matters, including deficit reduction and U.S. debt ratings, have impacted and may continue to impact the global economic recovery.  These events and possible continuing market turbulence may have an adverse effect on the Fund.  In response to the global financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets.  However, risks to a robust resumption of growth persist: a weak consumer weighed down by too much debt and increasing joblessness, the growing size of the federal budget deficit and national debt, and the threat of inflation.  A number of countries in Europe have experienced severe economic and financial difficulties.  Many non-governmental issuers, and even certain governments, have defaulted on or been forced to restructure their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity.  There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union (“EMU”) member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the European EMU. These requirements can severely limit European EMU member countries’ ability to implement monetary policy to address regional economic conditions. A return to unfavorable economic conditions could impair the Fund’s ability to execute its investment strategies.

Table of Contents - Statement of Additional Information

The Fund may invest in, or acquire, the following types of investments, each of which is subject to certain risks, as discussed below:

Equity Securities
Common stocks, preferred stocks, and American Depositary Receipts (“ADRs”) are examples of equity securities in which the Fund may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in the Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.

Common Stocks
A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stocks
The Fund may invest in preferred stocks.  A preferred stock blends the characteristics of a bond and common stock.  It can offer the fixed dividends of a bond and the equity ownership of a common stock.  Unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock prices tend to fluctuate with changes in interest rates rather than the issuing company’s business prospects.  Preferred stock generally has priority claim over common stock: (a) in the receipt of dividends, and (b) should the issuer be dissolved, in any residual assets after payment to creditors.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Foreign Investments
The Fund may make investments in securities of non-U.S. issuers (“foreign securities”) through depositary receipts (“DRs”).

Depositary Receipts. Depositary Receipts include ADRs, European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other forms of DRs.  DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a non-U.S. company.

ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets.  These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged.  These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institutions.  Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies.  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

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Risks of Investing in Foreign Securities.
Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors.  Individual economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Currency Fluctuations.  A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR’s underlying portfolio securities denominated in that currency.  Such changes will affect the Fund to the extent that the Fund is invested in ADRs comprised of foreign securities.

Foreign Taxes.  The interest and dividends payable to the Fund on certain of the Fund’s foreign securities may be subject to foreign taxes or withholding, thus reducing the net amount of income available for distribution to Fund shareholders.  The Fund may not be eligible to pass through to its shareholders any tax credits or deductions with respect to such foreign taxes or withholding.

In considering whether to invest in the securities of a non-U.S. company, the Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.  The extent to which the Fund will be invested in non-U.S. companies, foreign countries and depositary receipts will fluctuate from time to time within any limitations described in the Prospectus, depending on the Adviser’s assessment of prevailing market, economic and other conditions.

Short-Term, Temporary, and Cash Investments
The Adviser has no intention of liquidating the portfolio and going to cash unless, significant economic or political conditions prove to be exceptionally unfavorable for investors. Should such an event arise, the Adviser may invest up to 100% of the Fund’s net assets in a temporary defensive manner or hold a substantial portion of their net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, or the U.S. economy.  Temporary defensive investments generally may include U.S. Government securities, money market mutual funds shares and other money market equivalents.  The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.  The Fund may invest in any of the following securities and instruments:

Table of Contents - Statement of Additional Information

Money Market Mutual Funds.  The Fund may invest in money market mutual funds in connection with its management of daily cash positions or as a temporary defensive measure.  Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity.  They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments.  These investments generally mature within 397 days from the date of purchase.  An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.  The Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.

Your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying money market mutual fund shares.  You will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Fund’s direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Options
An option on an index provides the purchaser, or “holder,” with the right, but not the obligation, to purchase, in the case of a “call” option, or sell, in the case of a “put” option, the index or indices underlying the option, for a fixed exercise price up to a stated expiration date.  The holder pays a non-refundable purchase price for the option, known as the “premium.”  The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost.  The risk of the seller, or “writer,” however, is potentially unlimited, unless the option is “covered,” which is generally accomplished through the writer’s ownership of the underlying index, in the case of a call option, or the writer’s segregation of an amount of cash or securities equal to the exercise price, in the case of a put option.  If the writer’s obligation is not covered, it is subject to the risk of the full change in value of the underlying index from the time the option is written until exercise.

The Fund will write call options on stock indices which are considered “uncovered” throughout the life of the option. A call is “covered” if the Fund owns the optioned index. When the Fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying index at any time during the call period at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Fund will forgo any gain from an increase in the market price of the underlying index over the exercise price.

The Fund may purchase a call on index to effect a “closing purchase transaction,” which is the purchase of a call covering the same underlying index and having the same exercise price and expiration date as a call previously written by the Fund on which it wishes to terminate its obligation.

Table of Contents - Statement of Additional Information

The Fund’s option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

Selling (Writing) Call Options - When the Fund writes a call option it assumes an obligation to sell specified index (or cash equivalent) to the holder of the option at a specified price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded call option before exercise by buying an option identical to the one it has written.
The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security’s value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price (or the cash equivalent) , which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

Buying Put Options and Put Spreads- A put option on a security index gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying index at the exercise price at any time during the option period. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.  The Fund will only buy put options or put spreads, as such the total amount at risk for either of these trades would be limited to the premium paid for the option or spread If the price of the underlying security index raises above the highest exercise price, the Fund may realize a loss in the amount of the premium paid for the option.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security index will decline below the exercise price. However, the writer of the put option has retained the opportunity for appreciation above the exercise price should the market price of the underlying security. Writing put options also involves risks relating to the Fund’s ability to close out the option that it has written. The Fund will not be exposed to these risks as all put options may only be purchased long, not sold short.

Options on Securities Indices - Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market, rather than price fluctuations in a single security.

INVESTMENT RESTRICTIONS

The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority of the Fund’s outstanding voting securities” as defined in the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

Table of Contents - Statement of Additional Information

The Fund may not:

1.
With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer.  (Does not apply to investments in the securities of other investment companies or securities of the U.S. Government, its agencies or instrumentalities.)

2.	Borrow money, except as permitted under the 1940 Act.

3.	Issue senior securities, except as permitted under the 1940 Act.

4.
Engage in the business of underwriting securities, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

5.
Invest more than 25% of the market value of its total assets in the securities of companies engaged in any one industry.  (Does not apply to investments in the securities of other investment companies or securities of the U.S. Government, its agencies or instrumentalities.)

6.
Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.

7.	Purchase or sell physical commodities or contracts relating to physical commodities.

8.	Make loans to others, except as permitted under the 1940 Act.

The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote.  The Fund may not:

1.	Invest in any issuer for purposes of exercising control or management.

2.	Hold, in the aggregate, more than 15% of its net assets in illiquid securities.

3.
Change its policy to invest, under normal circumstances, at least 80% of its net assets (plus anyborrowings for investment purposes) in equity securities without providing at least 60 days writtennotice to shareholders.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and generally reflects a greater number of taxable transactions.  High portfolio turnover may result in larger amounts of short-term capital gains which, when distributed to shareholders, are generally taxed at ordinary income tax rates.

Table of Contents - Statement of Additional Information

PORTFOLIO HOLDINGS POLICY

The Adviser and the Fund maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund.  These portfolio holdings disclosure policies have been approved by the Board.  Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Pursuant to the Trust’s portfolio holdings disclosure policies, information about the Fund’s portfolio holdings is not distributed to any person unless:

▪	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

▪
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Fund, including, but not limited to the Fund’s administrator, U.S. Bancorp Fund Services, LLC (“USBFS”) and the Trust’s Board of Trustees, attorneys, auditors or accountants;

▪	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or

▪	The disclosure is made with the prior written approval of either the Trust’s Chief Compliance Officer or his or her designee.

Certain of the persons listed above receive information about the Fund’s portfolio holdings on an ongoing basis.  The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Fund’s shareholders. These persons include:

▪	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
Rating and/or ranking organizations, specifically: Lipper; Morningstar; Standard & Poor’s; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital-Bridge, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; or

▪
Internal parties involved in the investment process, administration, operation or custody of the Fund, specifically: USBFS; the Trust’s Board of Trustees; and the Trust’s attorneys and accountants (currently, Bingham McCutchen LLP and BBD LLP, respectively), all of which typically receive such information after it is generated.

Table of Contents - Statement of Additional Information

Any disclosures to additional parties not described above is made with the prior written approval of either the Trust’s Chief Compliance Officer or his or her designee, pursuant to the Trust’s Policy and Procedures Regarding Disclosure of Portfolio Holdings.

The Chief Compliance Officer or designated officer of the Trust will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of the Fund and its shareholders and if no material conflict of interest exists regarding such disclosure between shareholders interest and those of the Adviser, Distributor (as defined below) or any affiliated person of the Fund.  No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or their employees in connection with the disclosure of portfolio holdings information.  The Board receives and reviews annually a list of the persons who receive non-public portfolio holdings information and the purpose for which it is furnished.

MANAGEMENT

The overall management of the Trust’s business and affairs is invested with its Board.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Administrator, Custodian and Transfer Agent, each as defined below.  The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objective, strategies and policies and to the general supervision of the Board. The Trustees and officers of the Trust, their ages, birth dates, and positions with the Trust, terms of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below.

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held During Past 5 Years by Trustee(2)
Independent Trustees (3)
John Chrystal 615 E. Michigan St. Milwaukee, WI 53202 Age: 56	Trustee	Since 2011	Founder and Managing Partner of Bent Gate Advisors, LLC, a consulting firm that provides strategic advice and assistance to financial institutions. Previously a Partner at DiMaio Ahmad Capital, an investment management firm.	1	Director, Javelin Mortgage Investments, Inc.; Director, The Bancorp, Inc.; Trustee, Trust for Advised Portfolios (for series not affiliated with the Fund).

Table of Contents - Statement of Additional Information

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held During Past 5 Years by Trustee(2)
Albert J. DiUlio, S.J. 615 E. Michigan St. Milwaukee, WI 53202 Age: 71	Trustee	Since 2011	Treasurer, Midwest Province of the Society of Jesus. President of the Vatican Observatory Foundation, September 2011 through August 2014. Sabbatical, September 2010 through August 2011. Secretary for Finance and Higher Education USA Jesuit Conference, January 2005 through August 2010.	1	Trustee, Trust for Advised Portfolios (for series not affiliated with the Fund).
David S. Krause 615 E. Michigan St. Milwaukee, WI 53202 Age: 60	Trustee	Since 2011	Director of the Applied Investment Management program and Adjunct Assistant Professor of Finance at Marquette University.	1	Trustee, Trust for Advised Portfolios (for series not affiliated with the Fund).
Harry E. Resis 615 E. Michigan St. Milwaukee, WI 53202 Age: 68	Trustee	Since 2012	Private investor. Previously served as Director of US Fixed Income for Henderson Global Investors.	1	Trustee, Trust for Advised Portfolios (for series not affiliated with the Fund).
Interested Trustee
Ian Martin(4) 615 E. Michigan St. Milwaukee, WI 53202 Age: 45	Trustee	Since 2013	Executive Vice President, U.S. Bancorp Fund Services, LLC.	1	Trustee, Trust for Advised Portfolios (for series not affiliated with the Fund).

Table of Contents - Statement of Additional Information

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Christopher E. Kashmerick 615 E. Michigan Street Milwaukee, WI 53202 Age: 39	President and Principal Executive Officer	Since 2014	Vice President, U.S. Bancorp Fund Services, LLC, (2011 to present); Vice President, Huntington Asset Services (2008 to 2011).
Steven J. Jensen 615 E. Michigan Street Milwaukee, WI 53202 Age: 56	Vice President, Chief Compliance Officer and AML Officer	Since 2014	Vice President, U.S. Bancorp Fund Services, LLC, (2011 to present); Field Finance Manager, Johnson Controls, Inc. (2008-2011).
Russell B. Simon 615 E. Michigan Street Milwaukee, WI 53202 Age: 34	Treasurer and Principal Financial Officer	Since 2014	Vice President, U.S. Bancorp Fund Services, LLC, (2011 to present): Senior Fund Administrator, Huntington Asset Services (2002 to 2011).
Wendy M. Barron 615 E. Michigan Street Milwaukee, WI 53202 Age: 36	Assistant Treasurer	Since 2014	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC, (2008 to present).
Jeanine M. Bajczyk, Esq. 615 E. Michigan Street Milwaukee, WI 53202 Age: 49	Secretary	Since 2014	Senior Vice President and Counsel, U.S. Bancorp Fund Services, LLC (May 2006 to present).

(1)	Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term until the election of a successor.
(2)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(3)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(4)
Mr. Martin is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Martin is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, who acts as principal underwriter to the other series of the Trust.

Table of Contents - Statement of Additional Information

Additional Information Concerning Our Board of Trustees

Board Leadership Structure
The Board has general oversight responsibility with respect to the operation of the Trust and the Fund. The Board has engaged the Adviser to manage the Fund and is responsible for overseeing the Adviser and other service providers to the Trust and the Fund in accordance with the provisions of the 1940 Act and other applicable laws. The Board has established an Audit Committee to assist the Board in performing its oversight responsibilities.

Given the fact there is only a small number of funds in the Trust, the Trust does not have a Chairman of the Board, nor does the Trust have a lead disinterested trustee. The President of the Trust is the presiding officer at all meetings of the Board and sets the agenda for the Board meetings, with input from the trustees and other officers of the Trust. The Trust has determined that its leadership structure is appropriate in light of, among other factors, the asset size and nature of the Trust, the arrangements for the conduct of the Trust’s operations, the number of Trustees, and the responsibilities of the Board.

Board Oversight of Risk
Through its direct oversight role, and indirectly through the Audit Committee, and officers of the Fund and service providers, the Board performs a risk oversight function for the Fund. To effectively perform its risk oversight function, the Board, among other things, performs the following activities: receives and reviews reports related to the performance and operations of the Fund; reviews and approves, as applicable, the compliance policies and procedures of the Fund; approves the Fund’s principal investment policies; adopts policies and procedures designed to deter market timing; meets with representatives of various service providers, including the Adviser, to review and discuss the activities of the Fund and to provide direction with respect thereto; and appoints a chief compliance officer of the Fund who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its service providers.

The Trust has an Audit Committee, which plays a significant role in the risk oversight of the Fund as it meets annually with the auditors of the Fund. The Board also meets quarterly with the Fund’s chief compliance officer.

Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the, the Adviser or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations.

Trust Committees
The Trust has three standing committees: the Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Valuation Committee.

The Board has created an audit committee which also serves as the Qualified Legal Compliance Committee (“QLCC”). The members consist of Messrs. Chrystal, DiUlio, Krause and Resis each of whom is an Independent Trustee. The primary functions of the audit committee are to select the independent registered public accounting firm to be retained to perform the annual audit of the Fund, to review the results of the audit, to review the Fund’s internal controls, to approve in advance all permissible non-audit services performed by the independent auditors and to review certain other matters relating to the Fund’s independent registered public accounting firm and financial records. The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.

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The Nominating Committee, comprised entirely of the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary.  The Nominating Committee will consider nominees nominated by shareholders.  Recommendations by shareholders for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust not later than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of the Trust’s President, Treasurer and Assistant Treasurer and is overseen by the Trustees.  The function of the Valuation Committee is to review and oversee each Adviser’s valuation of securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets regularly with the Chief Compliance Officer to discuss compliance and operational risks.  The Audit Committee also meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The full Board receives reports from the Adviser and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills
In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive.  Many Trustee attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

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Qualification of Trustees
John Chrystal’s experience as a partner of an investment management firm, and his experience as a partner of a consulting firm advising financial institutions, has provided him with an extensive knowledge of the highly regulated financial services industry, which knowledge he brings to the Board in a relatable, effective way.

Albert J. DiUlio, S.J.’s financing background, combined with his work experience, have provided him with a strong understanding of financial statements and experience addressing the complex issues that confront entities.  As a trustee, Mr. DiUlio uses his financial background and experiences to enhance Board discussions with useful information and insights.

David S. Krause’s experience co-founding small businesses and as a professor in a graduate management program has honed his understanding of financial statements and the complex issues that confront businesses, making him a valuable resource to the Board.

Harry Resis’ background in fixed income securities analysis, with an emphasis on high yield securities, provides him with a practical knowledge of the underlying markets and strategies used by Funds in the Trust that will be useful to the Board in their analysis and oversight of the Funds.

Ian Martin has substantial mutual fund operations and shareholder servicing experience through his position as Executive Vice President and Director of Transfer Agent Operations of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds, which makes him a valuable resource to the Board as they contemplate shareholder servicing needs.

Each of Messrs. Chrystal, DiUlio, Krause, Resis and Martin takes a conservative and thoughtful approach to addressing issues facing the Fund.  The combination of skills and attributes discussed above led to the conclusion that each of Messrs. Chrystal, DiUlio, Krause, Resis and Martin should serve as a trustee.

Trustee Ownership of Fund Shares and Other Interests
No Trustee owned shares of the Fund as of the calendar year ended December 31, 2013, which is prior to the inception date of the Fund.

As of December 31, 2013, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Distributor, as defined below, or an affiliate of the Adviser or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates.  In addition, during the  two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

Compensation
Set forth below is the anticipated compensation to be received by the Independent Trustees from the Fund for the fiscal year ending June 30, 2015.  The Independent Trustees receive an annual retainer of $20,000 per year and a fee of $1,000 for each meeting of the Board of Trustees attended, including special meetings allocated among each of the various portfolios comprising the Trust.  The Trustees also receive reimbursement from the Trust for expenses incurred in connection with attendance at meetings.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.

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	Estimated Aggregate Compensation from the Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Estimated Total Compensation from Fund Complex Paid to Trustees(2)
Name of Independent Trustee
John Chrystal	$2,100	None	None	$2,100
Albert J. DiUlio, S.J.	$2,100	None	None	$2,100
David S. Krause	$2,100	None	None	$2,100
Harry Resis	$2,100	None	None	$2,100
Name of Interested Trustee
Ian Martin	$0	None	None	$0

(1)	For the Fund’s fiscal year ending June 30, 2015.
(2)
There are currently three portfolios comprising the Trust.  The term “Fund Complex” applies only to the Fund.  For the fiscal year ending June 30, 2015, Trustees’ fees are estimated in the amount of $84,000.

CODES OF ETHICS

The Trust, the Adviser and the Distributor, as defined below, have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, access persons of the Adviser and Distributor to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight.  The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

A copy of the Adviser’s policies and procedures used to determine how to vote proxies related to portfolio securities can be found in Appendix B.

The Trust is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-855-594-7231 and on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund.

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Since the Fund was not operational prior to the date of this SAI, there were no principal shareholders or control persons and the Trustees and officers of the Trust as a group did not own more than 1% of the Fund’s outstanding shares.

It is anticipated that, immediately following conversion of the Private Fund into the Institutional Class and commencement of the Fund’s operations, Berkley Insurance Company (“Berkley”) will own approximately 86% of the outstanding shares of the Fund.  Berkley owned approximately 86% of the Private Fund prior to its conversion and has informed the Fund that it intends to hold the shares for investment purposes as a passive investor.  Berkley is not responsible for and has no role in the Fund’s operations or the selection of any Fund service provider.  Berkley is not responsible for any disclosure in the Fund’s registration statement and disclaims any liability with respect thereto.

THE FUND’S INVESTMENT ADVISER

V2 Capital, LLC, 2700 Patriot Avenue, Suite 140, Glenview, Illinois, 60026 acts as investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  V2 Capital, LLC is a private investment management firm that, along with several other affiliated entities, provides investment advisory services to both private funds and separately managed accounts.  V2 Capital, LLC is principally owned by Victor P. Viner.  Mr. Viner also serves as a co-portfolio manager to the Fund.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund an investment advisory fee computed daily and payable monthly, based on a rate equal to 1.00% of the Fund’s average daily net assets.

After its initial two year term, the Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Fund), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

In addition to the management fees payable to the Adviser, the Fund is responsible for its own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund’s shareholders and the Trust’s Board that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Adviser or Administrator; insurance premiums on property or personnel of the Fund which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Fund or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Fund); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

Table of Contents - Statement of Additional Information

Though the Fund is responsible for its own operating expenses, the Adviser has contractually agreed to waive a portion or all of the management fees payable to it by the Fund and/or to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) to the limits set forth in the Annual Fund Operating Expenses table of the Prospectus.  Any such waivers made by the Adviser in its management fees or payment of expenses which are the Fund’s obligation are subject to recoupment by the Adviser from the Fund, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to recoup only for management fee waivers and expense payments made in the previous three fiscal years.  Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts.  Such recoupment may not be paid prior to the Fund’s payment of current ordinary operating expenses.

PORTFOLIO MANAGERS

Victor Viner, Founder and Chief Investment Officer of the Adviser, and Brett Novosel, CFA, Partner of the Adviser, are the portfolio managers of the Fund and each has managed the Fund since its inception.  The following table shows the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within various categories as of June 30, 2014.

Victor Viner

Type of Accounts	Number of Accounts	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets
Registered Investment Companies	3	$13.0 million	0	0
Other Pooled Investments	1	$248.6 million	0	0
Other Accounts	1	$248.0 million	0	0

Brett Novosel

Type of Accounts	Number of Accounts	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets
Registered Investment Companies	3	$13.0 million	0	0
Other Pooled Investments	1	$248.6 million	0	0
Other Accounts	1	$248.0 million	0	0

Material Conflicts of Interest.  The portfolio managers who have day-to-day management responsibilities with respect to other accounts may be presented with potential or actual conflicts of interest. A conflict of interest may arise as a result of the portfolio managers being responsible for multiple accounts, including the Fund, which have different investment guidelines and objectives.  An investment opportunity may be suitable for the Fund as well as for any of the other separately managed accounts.  However, the investment may not be available in sufficient quantity for all of the accounts to participate fully.  In addition, there may be limited opportunity to sell an investment held by the Fund or the other account.  The portfolio managers may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio managers to favor one account over another in terms of access to investment opportunities.

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To address and manage these potential conflicts of interest, the Adviser has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of its clients is treated on a fair and equitable basis.

Compensation.  The portfolio managers of the Fund are paid an annual salary.  Both Mr. Viner and Mr. Novosel may receive a bonus depending on how well the firm on the whole does and are equity owners of the company.  All additional compensation for Messrs. Viner and Novosel are based on their percentage ownership of the Adviser.

Securities Owned in the Fund by the Portfolio Manager.  As of the date of this SAI, no portfolio manager of the Fund beneficially owned any shares of the Fund as it had not commenced operations.

OTHER SERVICE PROVIDERS

Fund Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the administrator to the Fund.  USBFS provides certain services to the Fund including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, as compensation for its fund administration, portfolio compliance and fund accounting services, USBFS receives from the Fund, a fee based on the Fund’s current average daily net assets of: 0.08% on the first $250 million, 0.06% on the next $250 million and 0.05% on the remaining assets, with a minimum initial annual fee of $78,000.  USBFS also is entitled to certain out-of-pocket expenses.  USBFS also acts as fund accountant, transfer agent (the “Transfer Agent”) and dividend disbursing agent under separate agreements.  Additionally, the Administrator provides Chief Compliance Officer services to the Trust under a separate agreement.  The cost of the Chief Compliance Officer’s services is charged to the Fund and approved by the Board annually.

Custodian
Pursuant to a Custody Agreement between the Trust and U.S. Bank National Association, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212 (the “Custodian”), the Custodian serves as the custodian of the Fund’s assets, holds the Fund’s portfolio securities in safekeeping, and keeps all necessary records and documents relating to its duties.  The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.

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The Custodian and Administrator do not participate in decisions relating to the purchase and sale of securities by the Fund.  The Administrator, Transfer Agent, and the Custodian are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm
BBD LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, is the independent registered public accounting firm for the Fund, whose services include auditing the Fund’s financial statements and the performance of related tax services.

Independent Auditors of the Private Fund
PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606, is the independent auditor for the Private Fund at December 31, 2012 and December 31, 2013 and for the periods then ended, whose services include auditing the Private Fund’s financial statements for the indicated periods and the performance of related tax services.

Legal Counsel
Bingham McCutchen LLP, 2020 K Street NW, Washington, DC 20006-1806, serves as legal counsel to the Trust.

EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions.  Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will seek best execution.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services.  The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the Financial Industry Regulatory Authority, Inc. (“FINRA”) and the SEC.

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While it is the Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, when it is determined that more than one broker can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.

Investment decisions for the Fund are made independently from those of other client accounts or mutual funds managed or advised by the Adviser.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or mutual funds.  In such event, the position of the Fund and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts or mutual funds seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts or mutual funds in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a clients appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

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GENERAL INFORMATION

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund.  Each share represents an interest in the Fund proportionately equal to the interest of each other share.  Upon the Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

With respect to the Fund, the Trust may offer more than one class of shares.  The Trust reserves the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, the Fund offers two share class–Investor Class shares and Institutional Class shares.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

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ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares
You may purchase shares of the Fund from securities brokers, dealers or financial intermediaries (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  The Fund may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of the Fund.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, shares will be purchased at the appropriate per share price next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it participates in these arrangements.

The public offering price of Fund shares is the NAV per share.  Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in good order.  In most cases, in order to receive that day’s public offering price, the Transfer Agent must receive your order in good order before the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m., Eastern Time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser and the Board.

How to Sell Shares and Delivery of Redemption Proceeds
You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your Financial Intermediary.

Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders.  Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions
Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder, the Fund or its authorized agents may carry out the instructions and/or respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

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USBFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If USBFS fails to employ reasonable procedures, the Fund and USBFS may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact USBFS.

DETERMINATION OF SHARE PRICE

The NAV of the Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

NAV is calculated by adding the value of all securities and other assets attributable to the Fund (including interest and dividends accrued, but not yet received), then subtracting liabilities attributable to the Fund (including accrued expenses).

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Fund’s Adviser with oversight by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Adviser considers, among other things:  (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent sales price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

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The Fund’s securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.  The Adviser anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable or are unavailable.

An option that is written or purchased by the Fund shall be valued using composite pricing via the National Best Bid and Offer quotes.  Composite pricing looks at the last trade on the exchange where the option is traded.  If there are no trades for an option on a given business day, as of closing, the Fund will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.  For options where market quotations are not readily available, fair value shall be determined by the Fund’s Adviser with oversight by the Trust’s Valuation Committee.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Redemptions In-Kind
The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets).  The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV per share for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

The Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although the Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid.  In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If the Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. The Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

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DISTRIBUTIONS AND TAX INFORMATION

Distributions
Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually.  Also, the Fund typically distributes any undistributed net investment income on or about December 31 of each year.  Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution.  In January of each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information
Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Fund has elected, and intends to qualify each year, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  To qualify as a regulated investment company, the Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, in the securities (other than the securities of other regulated investment companies) of any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or in the securities of one or more “qualified publicly traded partnerships.”

As a regulated investment company, the Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement.  To satisfy the minimum distribution requirement, the Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., generally, its taxable income other than its net capital gain, plus or minus certain other adjustments), and (ii) 90% of its net tax-exempt income for the taxable year.  The Fund will be subject to income tax at regular corporate tax rates on any taxable income or gains that it does not distribute to its shareholders.  The Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized long term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes.  However, the Fund can give no assurances that distributions will be sufficient to eliminate all taxes.

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If, for any taxable year, the Fund were to fail to qualify as a regulated investment company under the Code or were to fail to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.  In addition, in the event of a failure to qualify, the Fund’s distributions, to the extent derived from the Fund’s current and accumulated earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes.  However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders.  Moreover, if the Fund were to fail to qualify as a regulated investment company in any year, it would be required to pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company.  Under certain circumstances, the Fund may cure a failure to qualify as a regulated investment company, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets.  If the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a regulated investment company in a subsequent year.

To avoid a non-deductible excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year at least the sum of (i) 98% of its ordinary income for such year, (ii) 98.2% of the excess of its realized capital gains over its realized capital losses for the 12 month period ending on October 31 during such year, and (iii) any amounts from the prior calendar year that were not distributed and on which no federal income tax was paid by the Fund or shareholders.

If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Those net capital losses can be carried forward indefinitely to offset capital gains, if any, in years following the year of the loss.  Under certain circumstances, the Fund may elect to treat certain losses as though they were incurred on the first day of the taxable year following the taxable year in which they were actually incurred.

The Fund’s net investment income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.  Taxable dividends and distributions are subject to tax whether you receive them in cash or in additional shares.

Distributions of net investment income and net short term capital gains are taxable to shareholders as ordinary income or, for noncorporate shareholders, as qualified dividend income.  Distributions from the Fund’s net capital gain (i.e., the excess of the Fund’s net long-term capital gains over its net short-term capital losses) are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.

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In general, to the extent that the Fund receives qualified dividend income, the Fund may report a portion of the dividends it pays as qualified dividend income, which for noncorporate shareholders is subject to tax at reduced tax rates.  The Fund’s use of options for hedging purposes may limit its ability to report distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, and foreign corporations if the stock with respect to which the dividend was paid is readily tradable on an established securities market in the United States).  A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” with respect to such dividend, (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code.  The holding period requirements described in this paragraph apply to the Fund shareholders’ investments in the Fund and to the Fund’s investments in the underlying dividend-paying stocks. Distributions received by a Fund from another regulated investment company will be treated as qualified dividend income only to the extent so reported by such other regulated investment company.  If 95% or more of the Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.

Dividends paid by the Fund that are attributable to dividends received by the Fund from domestic corporations may qualify for the dividends-received deduction for corporate shareholders of the Fund.  The Fund’s use of options for hedging purposes may limit its ability to distribute dividends eligible for the dividends-received deduction.

There is no requirement that the Fund take into consideration any tax implications when implementing its investment strategy.  If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce each shareholder’s cost basis, resulting in a higher capital gain or lower capital loss when the shares on which the distribution was received are sold. After a shareholder’s basis in the shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s shares.

Shareholders who choose to receive taxable distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.

A dividend or other distribution by the Fund is generally treated under the Code as received by the shareholders at the time the dividend or distribution is made.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.  Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.  Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases.  The Fund does not expect to be eligible to elect to pass through foreign taxes to its shareholders, who therefore will not be entitled to credits or deductions on their own tax returns for foreign taxes paid by the Fund. Foreign taxes paid by the Fund may reduce the return from the Fund’s investments.

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A shareholder may recognize a taxable gain or loss on a redemption of Fund shares.  Any loss realized upon redemption of shares within six months from the date of their purchase will be treated as a long term capital loss to the extent of any amounts treated as distributions of long term capital gains during such six month period.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Dividends and distributions from the Fund will generally be taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

Under the Code, the Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  For redemptions of Fund shares purchased on or after January 1, 2012, the Fund will also be required to report cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period.  If a shareholder has a different basis for different shares of the Fund, acquired on or after January 1, 2012, in the same account (e.g., if a shareholder purchased shares in the same account at different times for different prices), the Fund will calculate the basis of the shares sold using its default method unless the shareholder has properly elected to use a different method.  The Fund’s default method for calculating basis will be the average cost method, under which the basis per share is reported as the average of the bases of all of the shareholder’s Fund shares in the account.  A shareholder may elect, on an account-by-account basis, to use a method other than average cost basis by following procedures established by the Fund or its administrative agent.  If such an election is made on or prior to the date of the first exchange or redemption of shares in the account and on or prior to the date that is one year after the shareholder receives notice of the Fund’s default method, the new election will generally apply as if the average cost basis method had never been in effect for such account. If such an election is not made on or prior to such dates, the shares in the account at the time of the election will retain their averaged cost bases.  Shareholders should consult their tax advisers concerning the tax consequences of applying the average cost basis method or electing another method of basis calculation.

If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 28% in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers or with required certifications regarding their status under the federal income tax law, or if the IRS notifies the Fund that such backup withholding is required.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

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The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty).

This discussion and the related discussion in the Prospectus have been prepared by Fund management.  The information above is only a summary of some of the tax considerations generally affecting the Fund and its shareholders.  No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations.  Investors should consult their own tax advisors to determine the suitability of the Fund and the applicability of any state, local or foreign taxation.

DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Foreside Fund Services, LLC, located at Three Canal Plaza, Suite 100, Portland, Maine 04101 (the “Distributor”), pursuant to which the Distributor acts as the Fund’s distributor, provides certain administration services and promotes and arranges for the sale of Fund shares.  The offering of the Fund’s shares is continuous.  The Distributor is not affiliated with the Trust, the Adviser, or any other service provider for the Fund. The Distributor is a registered broker-dealer and member of FINRA.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Distribution Plan
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Fund’s Investor Class shares pay the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Class.  Amounts paid under the Plan, by the Fund, are paid to the Distributor to reimburse it for costs of the services it provides and the expenses it bears in the distribution of the Fund’s shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.  Such fee is paid to the Distributor each year only to the extent of such costs and expenses of the Distributor under the Plan actually incurred in that year.  In addition, payments to the Distributor under the Plan reimburse the Distributor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Distributor of periodic fees for services provided to shareholders of the Fund.  The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  The services provided by the administrators pursuant to the Plan are designed to provide support services to the Fund and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Fund and providing other services to the Fund as may be required.

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Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made.  The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons.  Continuation of the Plan is considered by such Trustees no less frequently than annually.  With the exception of the Distributor and the Adviser, in their capacities as the Fund’s principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of the Fund’s assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

Any material amendment to the Plan must be approved by the Board, including a majority of the Independent Trustees, or by a vote of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the applicable class or classes.  The Plan may be terminated, with respect to a class or classes of the Fund, without penalty at any time: (1) by vote of a majority of the Board, including a majority of the Independent Trustees; or (2) by a vote of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the applicable class or classes.

Shareholding Servicing Plan
Pursuant to a Shareholder Service Plan (the “Plan”) adopted by the Trust established by the Fund with respect to each share class of the Fund, the Adviser is authorized to provide, or arrange for others to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund (“Shareholder Servicing Activities”).  Under the Plan, the Adviser may enter into shareholder service agreements with securities broker-dealers and other securities professionals (“Service Organizations”) who provide Shareholder Servicing Activities for their clients invested in the Fund.  Shareholder Servicing Fees are accrued daily and paid quarterly, at an annual rate of up to 0.15% of the average daily net assets of the Fund’s Investor Class shares and at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Institutional Class shares.

Shareholder Servicing Activities shall include one or more of the following:  (1) establishing and maintaining accounts and records relating for shareholders of the Fund; (2) aggregating and processing orders involving the shares of the Fund; (3) processing dividend and other distribution payments from the Fund on behalf of shareholders; (4) providing information to shareholders as to their ownership of Fund shares or about other aspects of the operations of the Fund; (5) preparing tax reports or forms on behalf of shareholders; (6) forwarding communications from the Fund to shareholders; (7) assisting shareholders in changing the Fund’s records as to their addresses, dividend options, account registrations or other data; (8) providing sub-accounting with respect to shares beneficially owned by shareholders, or the information to the Fund necessary for sub-accounting; (9) responding to shareholder inquiries relating to the services performed; (10) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (11) providing such other similar services as the Adviser may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules or regulations.

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MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund. Such payments may be divided into categories as follows:

Support Payments.  Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and financial intermediaries and its sales representatives. Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events.  The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.

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ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

FINANCIAL STATEMENTS

Investors in the Fund will be informed of the Fund’s progress through periodic reports.  Financial statements that will be subject to audit by an independent registered public accounting firm will be submitted to shareholders at least annually.  Since the Fund had not commenced operations as of the date of this SAI, no financial statements for the Fund are available.

The Private Fund’s unaudited financials and Schedule of Investments for the period January 1, 2014 through July 31, 2014 are included below, followed by the Private Fund’s financial performance for the periods ended December 31, 2012 and 2013.

The December 2012 and December 2013 information has been audited by PricewaterhouseCoopers, LLP, the independent auditor for the Private Fund at December 31, 2012 and December 31, 2013.

Table of Contents - Statement of Additional Information

UNAUDITED FINANCIAL INFORMATION

Table of Contents - Statement of Additional Information

Statement of Net Assets (unaudited)
V2 Hedged Equity Master Fund LP
Period End Date, July 31, 2014
Amount

Assets Investments Long
EQUITIES - LISTED	241,562,656.28
Total Investments Long	241,562,656.28

Cash and Equivalents

Cash in Custody	183,292,097.80
Dividends Receivable	374,338.13
Receivable	79,481.56
Total Cash and Equivalents	183,745,917.49

Total Assets	425,308,573.77

Liabilities Investments Short LISTED COMMODITIES - OPTION	406,041.93
Total Investments Short	406,041.93

Cash and Equivalents
Cash in Custody	182,161,380.66
Total Cash and Equivalents	182,161,380.66

Total Liabilities	182,567,422.59

NET ASSETS	242,741,151.18

Table of Contents - Statement of Additional Information

V2 Hedged Equity Master Fund LP
Schedule of Investments (unaudited)
As of July 31, 2014

Investment	Description	Investment Ccy	Quantity	Local Unit Price	Local Cost	Book Cost	Local Market Value	Book Market Value	Unrealized Market P/L	Unrealized FX P/L	Unrealized Acc Int	Net Asset Value
Equity

00206R102	AT&T INC	USD	190,396.00	35.590	6,708,069	6,708,069	6,776,193.64	6,776,193.64	68,125	0	0	6,776,194
002824100	ABBOTT LABORATORIES - NYS	USD	167,005.00	42.120	6,258,608	6,258,608	7,034,250.60	7,034,250.60	775,642	0	0	7,034,251
053015103	AUTOMATIC DATA PROCESSING	USD	86,031.00	81.310	6,481,781	6,481,781	6,995,180.61	6,995,180.61	513,400	0	0	6,995,181
166764100	CHEVRON CORP	USD	53,388.00	129.240	6,418,262	6,418,262	6,899,865.12	6,899,865.12	481,604	0	0	6,899,865
171232101	CHUBB CORP [NYS]	USD	73,449.00	86.710	6,767,826	6,767,826	6,368,762.79	6,368,762.79	-399,063	0	0	6,368,763
191216100	COCA-COLA CO/THE	USD	164,050.00	39.290	6,547,295	6,547,295	6,445,524.50	6,445,524.50	-101,770	0	0	6,445,525
194162103	COLGATE-PALMOLIVE CO	USD	99,050.00	63.400	6,429,894	6,429,894	6,279,770.00	6,279,770.00	-150,124	0	0	6,279,770
20825C104	CONOCOPHILLIPS - NYS	USD	81,464.00	82.500	5,926,214	5,926,214	6,720,780.00	6,720,780.00	794,566	0	0	6,720,780
25746U109	DOMINION RESOURCES INC/VA	USD	99,362.00	67.640	6,470,210	6,470,210	6,720,845.68	6,720,845.68	250,635	0	0	6,720,846
263534109	DU PONT (E.I.) DE NEMOURS	USD	106,916.00	64.310	6,469,948	6,469,948	6,875,767.96	6,875,767.96	405,820	0	0	6,875,768
26441C204	DUKE ENERGY CORP	USD	95,859.00	72.130	6,794,271	6,794,271	6,914,309.67	6,914,309.67	120,039	0	0	6,914,310
268648102	EMC CORP/MASS [NYS]	USD	257,666.00	29.300	6,218,833	6,218,833	7,549,613.80	7,549,613.80	1,330,781	0	0	7,549,614
30231G102	EXXON MOBIL CORP	USD	67,471.00	98.940	6,269,889	6,269,889	6,675,580.74	6,675,580.74	405,692	0	0	6,675,581
384802104	WW GRAINGER INC	USD	28,022.00	235.150	6,891,932	6,891,932	6,589,373.30	6,589,373.30	-302,559	0	0	6,589,373
437076102	HOME DEPOT INC	USD	86,337.00	80.850	6,549,659	6,549,659	6,980,346.45	6,980,346.45	430,688	0	0	6,980,346
438516106	HONEYWELL INTERNATIONAL INC	USD	71,987.00	91.830	6,100,627	6,100,627	6,610,566.21	6,610,566.21	509,939	0	0	6,610,566
460146103	INTERNATIONAL PAPER CO(NYS)	USD	138,682.00	47.500	6,186,100	6,186,100	6,587,395.00	6,587,395.00	401,295	0	0	6,587,395
478160104	JOHNSON & JOHNSON	USD	66,886.00	100.090	6,140,221	6,140,221	6,694,619.74	6,694,619.74	554,398	0	0	6,694,620
580135101	MCDONALD’S CORP (NYS)	USD	68,816.00	94.560	6,718,632	6,718,632	6,507,240.96	6,507,240.96	-211,391	0	0	6,507,241
58933Y105	MERCK & CO. INC	USD	119,146.00	56.740	5,666,393	5,666,393	6,760,344.04	6,760,344.04	1,093,951	0	0	6,760,344
595017104	MICROCHIP TECHNOLOGY INC	USD	142,209.00	45.020	6,006,331	6,006,331	6,402,249.18	6,402,249.18	395,918	0	0	6,402,249
609207105	MONDELEZ INTERNATIONAL INC	USD	181,156.00	36.000	6,022,100	6,022,100	6,521,616.00	6,521,616.00	499,516	0	0	6,521,616
665859104	NORTHERN TRUST CORP	USD	107,148.00	66.890	6,182,644	6,182,644	7,167,129.72	7,167,129.72	984,486	0	0	7,167,130
681919106	OMNICOM GROUP	USD	97,222.00	69.990	7,364,771	7,364,771	6,804,567.78	6,804,567.78	-560,203	0	0	6,804,568
717081103	PFIZER INC (NYS)	USD	226,936.00	28.700	6,993,662	6,993,662	6,513,063.20	6,513,063.20	-480,598	0	0	6,513,063
718172109	PHILIP MORRIS INTERNATIONAL(NYS)	USD	81,444.00	82.010	7,163,096	7,163,096	6,679,222.44	6,679,222.44	-483,874	0	0	6,679,222
74005P104	PRAXAIR INC	USD	52,036.00	128.140	6,482,738	6,482,738	6,667,893.04	6,667,893.04	185,155	0	0	6,667,893
747525103	QUALCOMM INC	USD	87,023.00	73.700	6,090,417	6,090,417	6,413,595.10	6,413,595.10	323,178	0	0	6,413,595
776696106	ROPER INDUSTRIES INC	USD	47,638.00	144.070	6,893,147	6,893,147	6,863,206.66	6,863,206.66	-29,940	0	0	6,863,207
806857108	SCHLUMBERGER LTD - NYS	USD	60,180.00	108.390	5,489,926	5,489,926	6,522,910.20	6,522,910.20	1,032,984	0	0	6,522,910
902973304	US BANCORP	USD	159,337.00	42.030	6,062,728	6,062,728	6,696,934.11	6,696,934.11	634,207	0	0	6,696,934
911312106	UNITED PARCEL SERVICE-CL B	USD	66,273.00	97.090	6,499,874	6,499,874	6,434,445.57	6,434,445.57	-65,429	0	0	6,434,446
918204108	VF CORP	USD	110,385.00	61.270	6,099,571	6,099,571	6,763,288.95	6,763,288.95	663,718	0	0	6,763,289
92343V104	VERIZON COMMUNICATIONS INC	USD	136,296.00	50.420	6,744,241	6,744,241	6,872,044.32	6,872,044.32	127,803	0	0	6,872,044
98389B100	XCEL ENERGY INC	USD	219,019.00	30.800	6,255,241	6,255,241	6,745,785.20	6,745,785.20	490,544	0	0	6,745,785
G0408V102	AON PLC (NYS)	USD	77,150.00	84.360	6,089,362	6,089,362	6,508,374.00	6,508,374.00	419,012	0	0	6,508,374

Table of Contents - Statement of Additional Information

Investment	Description	Investment Ccy	Quantity	Local Unit Price	Local Cost	Book Cost	Local Market Value	Book Market Value	Unrealized Market P/L	Unrealized FX P/L	Unrealized Acc Int	Net Asset Value

	Totals for Instrument Type Equity					230,454,512		241,562,656.28	11,108,144	0	0	241,562,656
Medium

USD UNITED STATES DOLLAR CASH		USD	1,584,536.83	1.00	1,584,537	1,584,537	1,584,536.83	1,584,536.83	0	0	0	1,584,537

	Totals for Instrument Type Medium				1,584,537		1,584,536.83		0	0	0	1,584,537
Option

SPX_01_	S&P 500 INDEX_01_FLX C @ 1978.0 AUG 14	USD	-85.00	0.101	-94,026	-94,026	-858.50	-858.50	93,167	0	0	-859
FLX140801C001978000
0
SPX_02_	S & P 500 INDEX_02FLX C @ 2015.0 SEP 14	USD	-85.00	2.007	-72,302	-72,302	-17,056.10	-17,056.10	55,246	0	0	-17,056
FLX140902C002015000
0
SPX_04_	S & P 500 INDEX_FLX_04 C @ 1981.0 AUG	USD	-83.00	1.416	-119,737	-119,737	-11,754.46	-11,754.46	107,982	0	0	-11,754
FLX140804C001981000	14
0
SPX_04_	S & P 500 INDEX_FLX_04 C @ 2019.0 SEP 14	USD	-82.00	1.910	-74,430	-74,430	-15,660.36	-15,660.36	58,769	0	0	-15,660
FLX140904C002019000
0
SPX_06_	S & P 500 INDEX_06_FLX C @ 1976.0 AUG	USD	-87.00	2.028	-125,682	-125,682	-17,641.86	-17,641.86	108,040	0	0	-17,642
FLX140806C001976000	14
0
SPX_08_	S & P 500 INDEX_08FLX C @ 2006.0 SEP 14	USD	-82.00	4.113	-79,180	-79,180	-33,729.06	-33,729.06	45,451	0	0	-33,729
FLX140908C002006000
0
SPX_11_	S & P 500 INDEX_FLX_11 C @ 1966.0 AUG	USD	-86.00	4.895	-131,977	-131,977	-42,092.70	-42,092.70	89,884	0	0	-42,093
FLX140811C001966000	14
0
SPX_12_	S & P 500 INDEX_12FLX C @ 2002.0 SEP 14	USD	-71.00	5.736	-87,057	-87,057	-40,723.47	-40,723.47	46,333	0	0	-40,723
FLX140912C002002000
0
SPX_13_	S & P 500 INDEX_13FLX C @ 1972.0 AUG 14	USD	-84.00	4.110	-129,039	-129,039	-34,524.84	-34,524.84	94,514	0	0	-34,525
FLX140813C001972000
0
SPX_18_	S & P 500 INDEX_18FLX C @ 1979.0 AUG	USD	-85.00	4.039	-115,822	-115,822	-34,333.20	-34,333.20	81,489	0	0	-34,333
FLX140818C001979000	14

SPX_20_ FLX140820C001993000 0	S & P 500 INDEX_20FLX C @ 1993.0 AUG 14	USD	-85.00	2.334	-90,626	90,626	-19,837.30	-19,837.30	70,788	0	0	-19,837

SPX 22	S & P 500 INDEX_FLX C @ 1996.0 AUG 14	USD	-84.00	2.327	-74,895	-74,895	-19,543.44	-19,543.44	55,352	0	0	-19,543
FLX140822C001996000 0

SPX 25	S & P 500 INDEX_25FLX C @ 1998.0 AUG 14	USD	-85.00	2.628	-84,803	-84,803	-22,333.75	-22,333.75	62,469	0	0	-22,334
FLX140825C0019980000

SPX 26	S & P 500 INDEX_26FLX C @ 1968.0 AUG 14	USD	-83.00	9.915	-79,482	-79,482	-82,295.33	-82,295.33	-2,814	0	0	-82,295
FLX140826C0019980000

SPX 27	S & P 500 INDEX_27FLX C @ 2011.0 AUG 14	USD	-84.00	1.626	-69,525	-69,525	-13,657.56	-13,657.56	55,868	0	0	-13,658
FLX140827C002011000

Totals for Instrument Type Option						-1,428,581		-406,041.93	1,022,539	0	0	-406,042

Totals for report						230,610,468		242,741,151.18	12,130,683	0	0	242,741,151

Table of Contents - Statement of Additional Information

AUDITED FINANCIAL INFORMATION

Table of Contents - Statement of Additional Information

V2 Hedged Equity Master Fund LP
(A Cayman Islands Exempted Limited Partnership)
Financial Statements
For the year ended December 31, 2013

Table of Contents - Statement of Additional Information

V2 Hedged Equity Master Fund LP
(A Cayman Islands Exempted Limited Partnership)
Index
December 31, 2013

Page(s)

Independent Auditor’s Report	1

Financial Statements

Statement of Assets, Liabilities and Partners’ Capital	2

Schedule of Investments	3

Statement of Operations	4

Statement of Changes in Partners’ Capital	5

Statement of Cash Flows	6

Notes to Financial Statements	7-15

Table of Contents - Statement of Additional Information

Independent Auditor’s Report

To the General Partner of V2 Hedged Equity Master Fund LP

We have audited the accompanying financial statements of V2 Hedged Equity Master Fund LP
 (the “Master Fund”), which comprise the statements of assets, liabilities and partners’ capital, including the schedules of investments, as of December 31, 2013 and 2012, and the related statements of operations, of changes in partners’ capital and of cash flows for the year ended December 31, 2013 and for the period April 2, 2012 (commencement of operations) through December 31, 2012.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits.  We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements.  The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error.  In making those risk assessments, we consider internal control relevant to the Master Fund’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund’s internal control.  Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of V2 Hedged Equity Master Fund LP at December 31, 2013 and 2012, and the results of its operations, changes in its partners' capital and its cash flows for the year ended December 31, 2013 and for the period April 2, 2012 (commencement of operations) through December 31, 2012, in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP
Chicago, IL
April 25, 2014, except for the change in the presentation of the schedule of investments discussed in Note 2, as to which the date is September 29, 2014

Table of Contents - Statement of Additional Information

V2 Hedged Equity Master Fund LP
(A Cayman Islands Exempted Limited Partnership)
Statement of Assets, Liabilities and Partners’ Capital
December 31, 2013

Assets
Investments owned, at fair value (cost $228,147,512)	$240,193,186
Receivable from broker	2,599,487
Dividends receivable	438,633
Total assets	243,231,306

Liabilities and partners’ capital
Written option contracts, at fair value (proceeds $1,897,276)	4,269,156
Risk Management fees payable	2,500
Accrued expenses and other liabilities	112,681

Total liabilities	4,384,337

Partners’ capital	$238,846,969

Total Liabilities and partners’ capital	$243,231,306

The accompanying notes are an integral part of these financial statements.

Table of Contents - Statement of Additional Information
2

V2 Hedged Equity Master Fund LP
(A Cayman Islands Exempted Limited Partnership)
Schedule of Investments
December 31, 2013

Currency	Investments in Securities at Fair value	Shares	Fair Value

	Common Stocks
	France
USD	Du Pont (E.I.) De Nemours (2.89%)	106,166	$6,897,605
	Basic Material (2.89%)		$6,897,605
	Total common stock- France (cost $6,333,679)

	United States of America

USD	Home Depot, Inc (2.86%)	82,851	6,821,951
USD	McDonald’s Corp (2.68%)	66,006	6,404,562
USD	Time Warner Cable (2.99%)	52,790	7,153,045
USD	VF Corp (3.07%)	117,488	7,324,202
	Consumer Discretionary (11.60%)		27,703,760

USD	Colgate-Palmolive Co. (2.71%)	99,340	6,477,961
USD	Coca-Cola Co (2.80%)	161,825	6,684,991
USD	Mondelez International Inc. A (2.88%)	194,769	6,875,346
USD	Philip Morris International (2.66%)	72,908	6,352,474
	Consumer Staples (11.05%)		26,390,772

USD	Conoco Phillips (2.61%)	88,327	6,240,303
USD	Chevron Corp. (2.80%)	53,453	6,676,814
USD	Schlumberger Ltd (2.65%)	70,211	6,326,713
USD	Exxon Mobil Corp (2.96%)	69,801	7,063,861
	Energy (11.02%)		26,307,691

USD	Chubb Corp (2.77%)	68,522	6,621,281
USD	Northern Trust Corp (2.92%)	112,693	6,974,570
USD	US Bancorp (2.86%)	169,130	6,832,852
	Financial (8.55%)		20,428,703

USD	Abbott Laboratories (2.78%)	173,213	6,639,254
USD	Johnson & Johnson (2.65%)	69,162	6,334,548
USD	Merck & Co (2.84%)	135,719	6,792,736
USD	Pfizer, Inc (2.64%)	206,040	6,311,005
	Health Care (10.91%)		26,077,543

USD	General Electric (2.86%)	243,384	6,822,053
USD	Honeywell International, Inc (2.83%)	74,096	6,770,152
USD	United Parcel Service – CL B (2.87%)	65,150	6,845,962
USD	Waste Management, Inc (2.74%)	146,040	6,552,815
	Industrials (11.30%)		26,990,982

USD	Automatic Data Processing (2.85%)	84,091	6,795,394
USD	EMC Corp (2.81%)	267,170	6,719,325
USD	Microchip Technology, Inc (2.83%)	151,108	6,762,083
USD	Qualcomm Inc (2.88%)	92,736	6,885,648
	Information Technology (11.37%)		27,162,450

USD	International Paper (2.93%)	142,936	7,008,152
USD	Praxair, Inc (2.82%)	51,717	6,724,762
	Basic Materials (5.75%)		13,732,914

USD	AT&T, Inc (2.68%)	182,143	6,404,148
USD	Verizon Communications (2.66%)	129,044	6,341,222
	Telecommunications (5.34%)		12,745,370

USD	Dominion Resources, Inc (2.67%)	98,584	6,377,399
USD	Duke Energy Corp (2.62%)	90,510	6,246,095
USD	Xcel Energy, Inc (2.64%)	225,942	6,312,819
	Utilities (7.93%)		18,936,313

	Total Common Stocks United States of America (cost $215,483,115)		226,476,498
	United Kingdom

USD	AON PLC (2.86%)	81,286	6,819,083
	Financial (2.86%)		6,819,083
	Total common stock United Kingdom (cost $6,330,718)

	Total Investments in Securities at Fair value (cost $228,147,512) (100.57%)		$240,193,186

	Derivative Contracts

	Written Option Contracts at Fair Value	Contracts	Fair Value

	United States of America

USD	S&P 500 Flex Index Call 1817, exp.1-31-2014 (0.17%)	(90)	(398,522)
USD	S&P 500 Flex Index Call 1818, exp.2-03-2014 (0.16%)	(86)	(381,779)
USD	S&P 500 Flex Index Call 1822, exp.2-05-2014 (0.02%)	(11)	(46,174)
USD	S&P 500 Flex Index Call 1827, exp.2-05-2014 (0.13%)	(78)	(299,265)
USD	S&P 500 Flex Index Call 1856, exp.2-10-2014 (0.08%)	(85)	(187,800)
USD	S&P 500 Flex Index Call 1810, exp.1-06-2014 (0.15%)	(85)	(352,882)
USD	S&P 500 Flex Index Call 1820, exp.1-08-2014 (0.12%)	(87)	(287,324)
USD	S&P 500 Flex Index Call 1825, exp.1-13-2014 (0.11%)	(87)	(264,743)
USD	S&P 500 Flex Index Call 1830, exp.1-15-2014 (0.10%)	(88)	(238,823)
USD	S&P 500 Flex Index Call 1820, exp.1-21-2014 (0.02%)	(11)	(40,964)
USD	S&P 500 Flex Index Call 1835, exp.1-21-2014 (0.08%)	(74)	(194,281)
USD	S&P 500 Flex Index Call 1825, exp.1-23-2014 (0.02%)	(11)	(38,225)
USD	S&P 500 Flex Index Call 1840, exp.1-23-2014 (0.07%)	(74)	(178,976)
USD	S&P 500 Flex Index Call 1812, exp.1-24-2014 (0.17%)	(90)	(410,864)
USD	S&P 500 Flex Index Call 1830, exp.1-27-2014 (0.12%)	(87)	(287,124)
USD	S&P 500 Flex Index Call 1815, exp.1-29-2014 (0.02%)	(13)	(58,651)
USD	S&P 500 Flex Index Call 1825, exp.1-29-2014 (0.11%)	(71)	(265,981)
USD	S&P 500 Flex Index Call 1853, exp.2-04-2014 (0.08%)	(86)	(184,779)
USD	S&P 500 Flex Index Call 1868, exp.2-12-2014 (0.06%)	(89)	(151,999)

USD	Index options (1.79%)		$(4,269,156)
	Total United States of America (proceeds $1,897,276)		(4,269,156)

	Total Written Option Contracts at Fair Value (proceeds $1,897,276) (1.79%)		$(4,269,156)

The accompanying notes are an integral part of these financial statements.

Table of Contents - Statement of Additional Information
3

V2 Hedged Equity Master Fund LP
(A Cayman Islands Exempted Limited Partnership)
Statement of Operations
For the year ended December 31, 2013

Investment income
Dividend income	$1,742,027
Total investment income	1,742,027

Expenses

Administrative fees	160,561
Risk management fees	30,000
Professional Fees	59,923
Financial Statement Fees	20,000
Research Fees	17,183
Service Fee Expenses	30,935
Other operating expenses	1,515

Total expenses	320,117

Net investment income	$1,421,910

Net realized gain/(loss) on investments and derivatives

Net realized gain on investments	941,447
Net realized loss on derivative contracts	(2,711,908)
Net change in unrealized appreciation on investments	11,885,406
Net change in unrealized depreciation on derivative contracts	(2,376,070)
Net realized and unrealized gain on investments	7,738,875

Net increase in partners’ capital resulting from operations	$9,160,785

The accompanying notes are an integral part of these financial statements.

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V2 Hedged Equity Master Fund LP (A Cayman Islands Exempted Limited Partnership) Statement of Changes in Partners’ Capital For the year ended December 31, 2013

	General Partner	Limited Partner	Total

Partners’ capital, at January 1, 2013	$-	$24,909,547	$24,909,547
Capital contributions	-	205,050,000	205,050,000
Capital withdrawals	-	(273,363)	(273,363)
Net increase in partners’ capital resulting from operations	-	9,160,785	9,160,785
Partners’ capital, at December 31, 2013	$-	$238,846,969	$238,846,969

The accompanying notes are an integral part of these financial statements.

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V2 Hedged Equity Master Fund LP (A Cayman Islands Exempted Limited Partnership) Statement of Cash Flows For the year ended December 31, 2013

Cash flows from operating activities

Net increase in partners’ capital resulting from operations	$9,160,785
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash (used in) operating activities
Payments for purchases of securities	(213,814,427)
Proceeds from dispositions of securities	11,104,904
Proceeds from written derivative contracts	(5,461,092)
Payments to cover written derivative contracts	4,367,180
Net realized loss on derivative contracts	2,711,908
Net change in unrealized depreciation on derivative contracts	2,376,070
Net realized gain on securities	(941,447)
Net change in unrealized appreciation on securities	(11,885,406)
Increase in receivable from broker	(2,036,366)
Increase in dividends receivable	(395,340)
Increase in other accrued expenses	35,594
Net cash (used in) operating activities	(204,777,637)

Cash flows from financing activities
Proceeds from issuance of capital	205,051,000
Payment from withdrawal of capital	(273,363)
Net cash provided by financing activities	204,777,637

Net increase/(decrease) in cash and cash equivalents	-
Cash and cash equivalents at beginning of the year	-
Cash and cash equivalents at end of the year	$-

The accompanying notes are an integral part of these financial statements.

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V2 Hedged Equity Master Fund LP (A Cayman Islands Exempted Limited Partnership) Notes to Financial Statements December 31, 2013

1.
Organization

V2 Hedged Equity Master Fund LP (the “Master Fund”) was organized as a Cayman Islands limited partnership on March 9, 2012. The Master Fund (together with V2 Hedged Equity Fund, LP, (the “Feeder”) commenced operations on April 2, 2012 and acts as the master fund within a master feeder fund structure. V2 Capital Partners, LP, a Delaware limited partnership, formed on March 9, 2012, is the general partner of the Master Fund (the “General Partner”) and is responsible for the management and operations of the Master Fund. V2 Capital Management, LP, a Delaware limited partnership (the “Investment Manager”), is the investment manager of the Master Fund.

The Master Fund is organized for the purposes of investing in securities and engaging in all activities and transactions as the General Partner may deem necessary or advisable in connection with the maintenance and administration of the Master Fund.

The investment objective of the Master Fund is to seek attractive, risk-adjusted returns by combining an actively managed, long portfolio of equities selected to generate capital appreciation and dividend yield with actively managed written positions in customized CBOE Flexible Exchange ® (“FLEX”) index call options.  There can be no assurance that the investment objective will be achieved.

SS&C GlobeOp Financial Services (Cayman) Limited, serves as the administrator (the “Administrator”) to the Master Fund.

Wells Fargo Bank, N.A. serves as the Master Fund’s prime broker.  JP Morgan Chase Bank, N.A. serves as the Master Fund’s custodian.

2.
Significant Accounting Policies

The financial statements of the Master Fund have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). A description of those accounting policies of particular significance follows:

Use of Estimates
The preparation of financial statements in conformity with GAAP requires the General Partner to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and such differences could be material to the Master Fund’s financial statements.

Investments
Investments include common stocks. Investment transactions are recorded on a trade date basis. Broker commissions and related costs of executing transactions are included in the cost of investments. The cost of investments used to compute realized gain and loss from sales of those investments is determined using the specific identification method.

Investments owned and investments sold, not yet purchased are carried on the statement of assets, liabilities and partners’ capital at fair value. The valuation of investments is the responsibility of the Investment Manager.

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V2 Hedged Equity Master Fund LP (A Cayman Islands Exempted Limited Partnership) Notes to Financial Statements December 31, 2013

Investments in securities and instruments which are listed on national securities exchanges are valued at their last sales prices on their primary exchange on the date of determination, or the last business day prior to the date of determination if such determination does not occur on a business day.

Derivatives
The Partnership expects to predominantly sell (i.e. write) FLEX options because of the customization that is possible for selecting strike price, expiration date, and settlement time for each position. The actively managed written portfolio of customized options seeks to manage the net exposure, reduce the volatility of returns, and target additional alpha.  The strategy establishes written positions through the sale of relatively over-priced index options.  The specific option parameters selected are based on the current volatility environment, including skew, term structure, and volatility surface, as well as the existing option positions. The Investment Manager believes that FLEX options offer the same customization benefits as over-the-counter (“OTC”) options; however, FLEX options are considered exchange traded and guaranteed by the OCC (formerly known as The Options Clearing Corp). In addition, FLEX options are marked-to-market by the independent clearing house on a daily basis.

The Master Fund records derivative instruments at fair value, with changes in fair value recognized on the statement of operations, when applicable. Even though the Master Fund investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Fair Value of Financial Instruments
The fair value of the Master Fund’s assets and liabilities approximates the carrying amount presented in the statement of assets, liabilities and partners’ capital as such financial instruments are presented at fair value, are short-term in nature.

Receivable from and Payable to Brokers
Receivable from and payable to brokers primarily represents cash and cash equivalents held at the clearing brokers or custodians. Amounts held at the Master Fund’s clearing brokers or custodians may be restricted as collateral. Interest may be earned on excess cash balances held by the brokers. Interest is charged on debit balances.

Capital Withdrawals Payable
In accordance with the authoritative guidance from distinguishing liabilities from partners’ capital, withdrawals are recognized as liabilities when the amount requested in the withdrawal notice becomes fixed, which generally occurs on the last day of the fiscal period. The withdrawals payable, if any, reflects fixed and determinable amounts as of December 31, 2013.

Investment Income and Expense
Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date.

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V2 Hedged Equity Master Fund LP (A Cayman Islands Exempted Limited Partnership) Notes to Financial Statements December 31, 2013

Taxation
Under the current laws of the Cayman Islands, there is no income, estate, transfer, sale or other taxes payable by the Master Fund. The Master Fund trades stocks and securities for its own account and, as such, is generally not subject to U.S. tax on such earnings (other than certain withholding taxes indicated below).

The Investment Manager intends to conduct the business of the Master Fund to the maximum extent practicable so that the Master Fund’s activities do not constitute a U.S. trade or business. Interest, dividend and other income realized by the Master Fund from non U.S. sources and capital gains realized on the sale of securities of non U.S. issuers are presented net of withholding and other taxes levied by the jurisdiction in which the income is sourced on the statement of operations.

The Master Fund is subject to the authoritative guidance on accounting for and disclosure of uncertainty in tax positions (Financial Accounting Standards Board (“FASB”) – Accounting Standards Codification (“ASC”) 740) which provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. This guidance requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether it is “more-likely-than-not,”(i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax expense in the current year.

This guidance requires the Investment Manager to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for examination by taxing authorities which, for the Master Fund, is from 2012 forward for certain jurisdictions. The Master Fund has no uncertain tax positions at December 31, 2013 and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Schedule of Investments
The financial statements have been amended to include a complete Schedule of Investments to replace the Condensed Schedule of Investments. This change was made to supplement the information included in the registration statement filed with the SEC on September 29, 2014.

3.
Fair Value Measurements

The guidance for fair value, measurements and disclosures under ASC 820, establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1   Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access at the measurement date;

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V2 Hedged Equity Master Fund LP
(A Cayman Islands Exempted Limited Partnership)
Notes to Financial Statements
December 31, 2013

Level 2	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

Level 3	Inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Manager.

The Investment Manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instruments and does not necessarily correspond to the Investment Manager’s perceived risk of the instrument.  In determining an instrument’s placement within the hierarchy, the Investment Manager separates the Master Fund’s investment portfolio into two categories: investments and derivative instruments. Each of these categories can further be divided between those held long or sold short.

Investments. Listed equities whose values are based on quoted market prices in active markets are classified within Level 1. The Investment Manager does not adjust the quoted price for such instruments, even in situations where the Master Fund may hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations, or alternative pricing sources supported by observable inputs, such as electronic data sources are classified within Level 2.  As Level 2 investments may include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations, which are generally based on available market information, may be adjusted to reflect illiquidity and/or non-transferability. Investments that trade in markets that are not considered to be active, but are valued based on dealer quotations or alternative pricing sources supported by few or no observable inputs are classified within Level 3.

Derivative Instruments. Derivative instruments can be exchange-traded or privately negotiated over-the-counter (“OTC”) or a hybrid that contains both qualities.

Exchange-traded derivatives, such as exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. The General Partner’s assessment of the significance of a particular input to fair value measurements requires judgment, and may affect the placement of the asset or liability within the fair value hierarchy. The observability of prices and inputs may cause a security to be reclassified between levels at any time. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

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V2 Hedged Equity Master Fund LP
(A Cayman Islands Exempted Limited Partnership)
Notes to Financial Statements
December 31, 2013

The following table presents the financial instruments carried on the statement of assets, liabilities and partners’ capital by caption and by level within the valuation hierarchy as of December 31, 2013:

	Assets/Liabilities at Fair Value as of December 31, 2013
	Level 1	Level 2	Level 3	Total

Investments in Securities at Fair Value

Consumer Non cyclical	$ 59,263,709			$ 59,263,709
Industrial	26,990,982			26,990,982
Financial	27,247,784			27,247,784
Utilities	18,936,314			18,936,314
Energy	26,307,691			26,307,691
Basic Materials	20,630,519			20,630,519
Consumer Cyclical	20,550,715			20,550,715
Communications	19,898,415			19,898,415
Technology	20,367,057			20,367,057
Total Common Stock -investment in assets at fair value	$ 240,193,186		-	$ 240,193,186

Derivative Liabilities
Index Options		(4,269,156)		(4,269,156)
Total derivatives		$ (4,269,156)		$ (4,269,156)

For the year ended December 31, 2013, there were no transfers between the level 1 and level 2 fair value hierarchies. Additionally, there were no transfers between the level 2 and level 3 hierarchies.

4.        Risk Management

In the ordinary course of business, the Master Fund is exposed to a variety of risks, including market risk, counterparty risk and off-balance sheet risk.

Market risk is the potential for changes in the value of financial instruments from market changes, including fluctuations in securities prices. Market risk is directly affected by the volatility and liquidity in the markets in which the related instruments or underlying assets are traded. The Master Fund seeks to manage its exposure to market risk related to trading instruments on an aggregate basis, combining the effects of cash instruments and derivative contracts.

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V2 Hedged Equity Master Fund LP
(A Cayman Islands Exempted Limited Partnership)
Notes to Financial Statements
December 31, 2013

Derivatives are subject to various risks similar to those related to the underlying financial instruments, including market risk. The risks of derivatives should not be viewed in isolation, but rather should be considered on an aggregate basis along with the Master Fund’s other investing and trading activities. The Master Fund manages the risks associated with derivatives along with its proprietary trading and investing activities in cash instruments within the Master Fund’s overall risk management framework. During the period, the Master Fund has traded FLEX index call options contracts.

In the normal course of its business, the Master Fund trades financial instruments and may enter into investment activities with off-balance sheet risk such as FLEX options which contain varying degrees of off-balance sheet risk where the maximum potential loss on a particular investment is greater than the value of the asset or liability recognized in the statement of assets, liabilities, and partners’ capital.

5.        Derivative Instruments and Hedging Activities

The Master Fund is subject to the authoritative guidance regarding derivative and hedging disclosures under ASC 815.

This guidance is intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to better understand: a) how and why the Master Fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect the Master Fund’s financial position, results of operations and cash flows.

The Master Fund enters into option contracts in the normal course of business to take proprietary trading positions and to manage exposure to economic losses from market risk or credit risk. There were 1,303 FLEX index call options contracts outstanding as of December 31, 2013. The average number of option contracts outstanding for the year ended December 31, 2013 was 466, which is representative of activity for the period.

The Master Fund is a buyer and seller of FLEX options in order to gain exposure to, or hedge against, changes in equity transactions. As of December 31, 2013, there was a total net market value of $(4,269,156) in FLEX options.

The following table presents the fair value of all derivative instruments held by the Master Fund as of December 31, 2013, and the primary underlying risk exposure. These instruments are presented gross on the statement of assets, liabilities and partners’ capital.

As of December 31, 2013

Market Risk:	Derivative Assets		Derivative Liabilities
	Notional	Fair Value	Notional	Fair Value
FLEX Option contracts			$(238,530,600)	$(4,269,156)

Total derivatives			$(238,530,600)	$(4,269,156)

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V2 Hedged Equity Master Fund LP
(A Cayman Islands Exempted Limited Partnership)
Notes to Financial Statements
December 31, 2013

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation recognized for the year ended December 31, 2013 on derivative instruments, as well as the primary risk exposure associated with each.

      Gain (Loss) Recognized in Income
For the period ended December 31, 2013

Market Risk	Net realized loss on derivatives	Net change in unrealized depreciation on derivatives
FLEX Option contracts	$(2,604,264)	$(2,376,070)
Listed Option Contract	(107,644)

Total derivatives contracts	$(2,711,908)	$(2,376,070)

The prime broker may maintain, via the margin account, a lien against some or all of the Master Fund’s securities to cover the Fund’s obligations with respect to written option transactions.

6.         Investment and Operating Expenses

The Master Fund bears all of its own expenses, as well as those directly related to the Feeder. The expenses include, but are not limited to, administrative, general and operating expenses, including research, brokerage commissions, interest, legal and accounting fees. The Feeder’s specific expenses borne by the Master Fund are directly allocated to the respective Feeder. The Master Fund pays substantially all of the expenses directly, with the remainder paid by the Investment Manager, which are then reimbursed in full by the Master Fund on a timely basis.

7.         Partners’ Capital

The General Partner, at any time, may admit one or more additional limited partners into the Master Fund or may permit limited partners to make additional capital contributions or transfers without the consent of the other limited partners. A limited partner may withdraw all or a portion (but not less than $250,000 unless otherwise permitted by the General Partner in its sole discretion) of their capital account as of the last day of any calendar month provided that the limited partner provides written notice to the General Partner and the Administrator as of the last business day of the calendar month.

8.         Management Fee and Incentive Allocation

The Master Fund does not charge management fees or incentive allocations to the Feeder. Such fees are charged to the investors directly by the Feeder.

9.         Related Parties

The General Partner, as a result of its various relationships to the Master Fund, has a fiduciary relationship to the Master Fund and the limited partners. However, the partnership agreement provides limitations on the General Partner’s liability to the Master Fund and provides for indemnification of the General Partner and its affiliates subject to certain circumstances.

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The General Partner, the Investment Manager and their affiliates incurred without reimbursement all organizational expenses of the Master Fund in connection with this offering. The General Partner, the Investment Manager and their affiliates will also bear their own rent and similar overhead expenses, in addition to the salaries and benefits of their employees.

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V2 Hedged Equity Master Fund LP
(A Cayman Islands Exempted Limited Partnership)
Notes to Financial Statements
December 31, 2013

10.       Commitments and Contingencies

In the normal course of business, the Master Fund may enter into contracts that contain a number of representations and warranties, which may provide for general or specific indemnifications. The Master Fund’s exposure under these contracts is not currently known as any such exposure would be based on future claims which could be made against the Master Fund. There have been no such claims since the inception of the Master Fund. Management does not anticipate any such claims and expects any risk of loss to be remote.

11.       Financial Highlights

The financial highlights table is intended to facilitate the understanding of the Master Fund’s financial performance during the year ended December 31, 2013. Total return is calculated as the change in limited partners’ capital during the period, adjusted for contributions and withdrawals. The return is the aggregate return of the limited partner of the Master Fund. The net investment income and expense percentages are also calculated based on the non Investment Manager limited partner’s capital only.

Total return (a)	2013
Total return	17.91%

Ratios to average Limited partners capital (a)
Total expenses (c)	0.56%
Net investment income (loss) (b)	2.48%

(a)
This percentage is calculated for the limited partner’s capital accounts taken as a whole. The computation of such percentages based on the amount of expenses and Incentive Allocation assessed to an individual limited partner’s capital accounts may vary from these percentages based on the timing of capital transactions and participation in new issue profit and loss.

(b)	The net investment income percentage and operating expense ratio do not reflect the effects of any management fees and incentive allocation.

12.       Subsequent Events

The authoritative guidance for subsequent events requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the statement of assets, liabilities and partners’ capital. The Master Fund has performed an evaluation of subsequent events through April 25, 2014, which is the date the financial statements were available to be issued.

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V2 Hedged Equity Master Fund LP
(A Cayman Islands Exempted Limited Partnership)
Financial Statements
For the period April 2, 2012 (commencement of
operations) through December 31, 2012

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V2 Hedged Equity Master Fund LP (A Cayman Islands Exempted Limited Partnership) Index December 31, 2012

Page(s)

Independent Auditor’s Report	1

Financial Statements

Statement of Assets, Liabilities and Partners’ Capital	2

Schedule of Investments	3

Statement of Operations	4

Statement of Changes in Partners’ Capital	5

Statement of Cash Flows	6

Notes to Financial Statements	7-15

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Independent Auditor’s Report

To the General Partner of V2 Hedged Equity Master Fund LP

We have audited the accompanying financial statements of V2 Hedged Equity Master Fund LP
 (the “Master Fund”), which comprise the statements of assets, liabilities and partners’ capital, including the schedules of investments, as of December 31, 2013 and 2012, and the related statements of operations, of changes in partners’ capital and of cash flows for the year ended December 31, 2013 and for the period April 2, 2012 (commencement of operations) through December 31, 2012.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits.  We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements.  The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error.  In making those risk assessments, we consider internal control relevant to the Master Fund’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund’s internal control.  Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of V2 Hedged Equity Master Fund LP at December 31, 2013 and 2012, and the results of its operations, changes in its partners' capital and its cash flows for the year ended December 31, 2013 and for the period April 2, 2012 (commencement of operations) through December 31, 2012, in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP
Chicago, IL
April 25, 2014, except for the change in the presentation of the schedule of investments discussed in Note 2, as to which the date is September 29, 2014

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V2 Hedged Equity Master Fund LP (A Cayman Islands Exempted Limited Partnership) Statement of Assets, Liabilities and Partners’ Capital December 31, 2012

Assets
Investments owned, at fair value (cost $24,496,540)	$24,656,809
Receivable from brokers	563,121
Interest and dividends receivable	43,293
Contribution Receivable	1,000
Total assets	25,264,223

Liabilities and partners’ capital
Written option contracts, at fair value (proceeds $279,279)	275,089
Risk Management fees payable	2,500
Accrued expenses and other liabilities	77,087

Total liabilities	354,676

Partners’ capital	$24,909,547

Total Liabilities and partners’ capital	$25,264,223

The accompanying notes are an integral part of these financial statements.

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V2 Hedged Equity Master Fund LP (A Cayman Islands Exempted Limited Partnership) Schedule of Investments December 31, 2012

Currency	Investments in Securities at Fair value	Shares	Fair Value

	Common Stocks
	France
USD	Du Pont (E.I.) De Nemours (2.46%)	13,634	$613,121
	Basic Material (2.46%)		$613,121
	Total common stock- France (cost $ 712,603)

	United States of America

USD	Home Depot, Inc (2.81%)	11,305	699,214
USD	McDonald’s Corp (2.64%)	7,447	656,900
USD	Time Warner Cable (2.79%)	7,155	695,394
USD	VF Corp (2.61%)	4,309	650,530
	Consumer Discretionary (10.85%)		2,702,038

USD	Procter & Gamble Co. (2.69%)	9,859	669,328
USD	Coca-Cola Co (2.59%)	17,812	645,685
USD	HJ Heinz Co (2.82%)	12,167	701,793
USD	Philip Morris International (2.54%)	7,552	631,649
	Consumer Staples (10.64%)		2,648,455

USD	Conoco Phillips (2.77%)	11,918	691,125
USD	Chevron Corp. (2.54%)	5,844	631,970
USD	Spectra Energy Corp (2.55%)	23,168	634,340
USD	Exxon Mobil Corp (2.59%)	7,462	645,836
	Energy (10.45%)		2,603,271

USD	Chubb Corp (2.68%)	8,864	667,636
USD	Northern Trust Corp (2.93%)	14,564	730,530
USD	Public Storage (2.87%)	4,932	714,943
USD	US Bancorp (2.57%)	20,071	641,068
	Financial (11.05%)		2,754,177

USD	Abbott Laboratories (2.61%)	9,909	649,040
USD	Johnson & Johnson (2.78%)	9,894	693,569
USD	Merck & Co (2.49%)	15,123	619,136
USD	Pfizer, Inc (2.75%)	27,354	686,038
	Health Care (10.63%)		2,647,783

USD	General Electric (2.53%)	30,049	630,729
USD	Honeywell International, Inc (2.87%)	11,250	714,038
USD	United Parcel Service – CL B (2.81%)	9,503	700,656
USD	Waste Management, Inc (2.93%)	21,642	730,201
	Industrials (11.14%)		2,775,624

USD	Automatic Data Processing (2.68%)	11,697	666,846
USD	Microsoft Corp (2.49%)	23,215	620,537
USD	Microchip Technology, Inc (2.72%)	20,764	676,698
USD	Intel Corp (2.50%)	30,130	621,582
	Information Technology (10.39%)		2,585,663

USD	International Paper (3.03%)	18,926	754,012
USD	Air Products & Chemicals Inc (2.79%)	8,261	694,089
	Basic Materials (5.82%)		1,448,101

USD	AT&T, Inc (2.46%)	18,157	612,072
USD	Verizon Communications (2.60%)	14,952	646,973
	Telecommunications (5.06%)		1,259,045

USD	Dominion Resources, Inc (2.70%)	12,967	671,691
USD	Duke Energy Corp (2.57%)	10,020	639,276
USD	Southern Co (2.58%)	14,995	641,936
USD	Xcel Energy, Inc (2.68%)	24,958	666,628
	Utilities (10.53%)		2,619,531

	Total Common Stocks -United States of America (cost $23,783,937)		24,043,688
	Total Investments in Securities at Fair value
	(cost $24,496,540) (99.02%)		$24,656,809

	Derivative Contracts

	Written Options Contracts at Fair Value

	United States of America

USD	SPX Index Call Option 1425 exp. 1/7/2013 (0.29%)	(45)	(71,705)
USD	S&P 500 Flex Option Call 1415 exp. 1/14/2013 (0.45%)	(43)	(110,913)
USD	S&P 500 Flex Option Call 1465 exp. 2/07/2013 (0.16%)	(43)	(39,376)
USD	S&P 500 Flex Option Call 1470 exp. 2/12/2013 (0.21%)	(44)	(53,095)
	Index options (1.11%)		$(275,089)

Total Written Options United States of America (proceeds $279,279)	(275,089)

Total Written Option Contracts at Fair Value
(proceeds $279,279)	$(275,089)

The accompanying notes are an integral part of these financial statements.

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3

V2 Hedged Equity Master Fund LP (A Cayman Islands Exempted Limited Partnership) Statement of Operations For the period April 2, 2012 (commencement of operations) through December 31, 2012

Investment income
Interest income	$21
Dividend income	615,900
Total investment income	615,921

Expenses

Administrative fees	91,068
Risk management fees	20,000
Professional Fees	39,000
Financial Statement Fees	20,000
Research Fees	13,973
Service Fee Expenses	30,035
Other operating expenses	116
Total expenses	214,192

Net investment income	$401,729

Net realized gain/(loss) on investments and derivatives

Net realized loss on investments	(23,365)
Net realized gain on derivative contracts	583,516
Net change in unrealized appreciation on investments	160,268
Net change in unrealized appreciation on derivative contracts	4,190
Net realized and unrealized gain on investments	724,609

Net increase in partners’ capital resulting from operations	$1,126,338

The accompanying notes are an integral part of these financial statements.

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V2 Hedged Equity Master Fund LP
(A Cayman Islands Exempted Limited Partnership)
Statement of Changes in Partners’ Capital
For the period April 2, 2012 (commencement of operations)
through December 31, 2012

	General Partner	Limited Partner	Total

Partners’ capital, at April 2, 2012	$-	$-	$-
Capital contributions	-	23,783,209	23,783,209
Capital withdrawals	-	-
Net increase in partners’ capital resulting
from operations	-	1,126,338	1,126,338
Partners’ capital, at December 31, 2012	$-	$24,909,547	$24,909,547

The accompanying notes are an integral part of these financial statements.

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V2 Hedged Equity Master Fund LP (A Cayman Islands Exempted Limited Partnership) Statement of Cash Flows For the period April 2, 2012 (commencement of operations) through December 31, 2012

Cash flows from operating activities

Net increase in partners’ capital resulting from operations	$1,126,338
Adjustments to reconcile net increase/(decrease) in partners’ capital resulting from operations to net cash (used in)/provided by operating activities
Payments for purchases of securities	(7,101,576)
Proceeds from dispositions of securities	4,984,139
Proceeds from derivative contracts sold short	1,614,139
Payments to cover derivative contracts sold short	(1,170,467)
Net realized (gain)/loss on derivative contracts	(583,516)
Net change in unrealized (appreciation)/depreciation on derivative contracts	(4,190)
Net realized (gain)/loss on securities	23,365
Net change in unrealized (appreciation)/depreciation on securities	(160,268)
Due from broker	(563,121)
Dividends Receivable	(43,293)
Risk management fees payable	2,500
Other accrued expenses	77,087
Net cash (used in) operating activities	(1,798,863)

Cash flows from financing activities
Proceeds from issuance of capital	1,799,863
Contribution Receivable	(1,000)
Net cash provided by financing activities	1,798,863

Net increase/(decrease) in cash and cash equivalents	-
Cash and cash equivalents at beginning of period	-
Cash and cash equivalents at end of period	$-

Supplemental information on cash flows from operating activities
Subscription in kind of securities (Note 8)	$21,983,346

The accompanying notes are an integral part of these financial statements.

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V2 Hedged Equity Master Fund LP
(A Cayman Islands Exempted Limited Partnership)
Notes to Financial Statements
December 31, 2012

1.	Organization

V2 Hedged Equity Master Fund LP (formerly known as V2 CORES U.S. Enhanced Dividend Master Fund, LP) (the “Master Fund”) was organized as a Cayman Islands limited partnership on March 9, 2012. The Master Fund (together with V2 Hedged Equity Fund, LP, (the “Feeder”) commenced operations on April 2, 2012 and acts as the master fund within a master feeder fund structure. V2 Capital Partners, LP, a Delaware limited partnership, formed on March 9, 2012, is the general partner of the Master Fund (the “General Partner”) and is responsible for the management and operations of the Master Fund. V2 Capital Management, LP, LP a Delaware limited partnership (the “Investment Manager”), is the investment manager of the Master Fund.

The Master Fund is organized for the purposes of investing in securities and engaging in all activities and transactions as the General Partner may deem necessary or advisable in connection with the maintenance and administration of the Master Fund.

The investment objective of the Master Fund is to seek attractive, risk-adjusted returns by combining an actively managed, long portfolio of equities selected to generate capital appreciation and dividend yield with actively managed short positions in customized CBOE Flexible Exchange ® (“FLEX”) index call options. There can be no assurance that the investment objective will be achieved.

SS&C GlobeOp Financial Services (Cayman) Limited, serves as the administrator (the “Administrator”) to the Master Fund.

Wells Fargo Bank, N.A. serves as the Master Fund’s prime broker. JP Morgan Chase Bank, N.A. serves as the Master Fund’s custodian.

2.	Significant Accounting Policies

The financial statements of the Master Fund have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). A description of those accounting policies of particular significance follows:

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the General Partner to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and such differences could be material to the Master Fund’s financial statements.

Investments

Investments include common stocks. Investment transactions are recorded on a trade date basis. Broker commissions and related costs of executing transactions are included in the cost of investments. The cost of investments used to compute realized gain and loss from sales of those investments is determined using the specific identification method. Investments owned and investments sold, not yet purchased are carried on the statement of assets, liabilities and partners’ capital at fair value. The valuation of investments is the responsibility of the Investment Manager.

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V2 Hedged Equity Master Fund LP
(A Cayman Islands Exempted Limited Partnership)
Notes to Financial Statements
December 31, 2012

Investments in securities and instruments which are listed on national securities exchanges are valued at their last sales prices on their primary exchange on the date of determination, or the last business day prior to the date of determination if such determination does not occur on a business day.

Derivatives

The Partnership expects to predominantly sell FLEX options because of the customization that is possible for selecting strike price, expiration date, and settlement time for each position. The actively managed short portfolio of customized options seeks to manage the net exposure, reduce the volatility of returns, and target additional alpha. The Strategy establishes short positions through the sale of relatively over-priced index options. The specific option parameters selected are based on the current volatility environment, including skew, term structure, and volatility surface, as well as the existing option positions. The Investment Manager believes that FLEX options offer the same customization benefits as over-the-counter (“OTC”) options; however, FLEX options are considered exchange traded and guaranteed by the OCC (formerly known as The Options Clearing Corp). In addition, FLEX options are marked-to-market by the independent clearing house on a daily basis.

The Master Fund records derivative instruments at fair value, with changes in fair value recognized on the statement of operations, when applicable. Even though the Master Fund investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Certain derivative contracts executed with the same counterparty and the related cash collateral posted and received are reported on a net-by counterparty basis on the statements of assets, liabilities and partners’ capital.

Fair Value of Financial Instruments

The fair value of the Master Fund’s assets and liabilities approximates the carrying amount presented in the statement of assets, liabilities and partners’ capital as such financial instruments are presented at fair value, are short-term in nature.

Receivable from and Payable to Brokers

Receivable from and payable to brokers primarily represents cash and cash equivalents held at the clearing brokers or custodians. Amounts held at the Master Fund’s clearing brokers or custodians may be restricted as collateral. Interest may be earned on excess cash balances held by the brokers. Interest is charged on debit balances.

Capital Withdrawals Payable

In accordance with the authoritative guidance from distinguishing liabilities from partners’ capital, withdrawals are recognized as liabilities when the amount requested in the withdrawal notice becomes fixed, which generally occurs on the last day of the fiscal period. The withdrawals payable, if any, reflects fixed and determinable amounts as of December 31, 2012.

Investment Income and Expense
Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date.

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V2 Hedged Equity Master Fund LP
(A Cayman Islands Exempted Limited Partnership)
Notes to Financial Statements
December 31, 2012

Taxation

Under the current laws of the Cayman Islands, there is no income, estate, transfer, sale or other taxes payable by the Master Fund. The Master Fund trades stocks and securities for its own account and, as such, is generally not subject to U.S. tax on such earnings (other than certain withholding taxes indicated below).

The Investment Manager intends to conduct the business of the Master Fund to the maximum extent practicable so that the Master Fund’s activities do not constitute a U.S. trade or business. Interest, dividend and other income realized by the Master Fund from non U.S. sources and capital gains realized on the sale of securities of non U.S. issuers are presented net of withholding and other taxes levied by the jurisdiction in which the income is sourced on the statement of operations.

The Master Fund is subject to the authoritative guidance on accounting for and disclosure of uncertainty in tax positions (Financial Accounting Standards Board (“FASB”) – Accounting Standards Codification (“ASC”) 740) which provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. This guidance requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether it is “more-likely-than-not,”(i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax expense in the current year.

This guidance requires the Investment Manager to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for examination by taxing authorities which, for the Master Fund, is from 2012 forward for certain jurisdictions. The Master Fund has no uncertain tax positions at December 31, 2012 and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Recent Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11, Disclosures About Offsetting Assets and Liabilities which requires enhanced disclosures that will enable users to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments. The amendments are effective for fiscal years beginning on or after January 1, 2013. The Investment Manager is currently assessing the impact of the above guidance on the Master Fund’s financial statements.

Schedule of Investments

The financial statements have been amended to include a complete Schedule of Investments to replace the Condensed Schedule of Investments. This change was made to supplement the information included in the registration statement filed with the SEC on September 29, 2014.

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V2 Hedged Equity Master Fund LP
(A Cayman Islands Exempted Limited Partnership)
Notes to Financial Statements
December 31, 2012

3.	Fair Value Measurements

The guidance for fair value, measurements and disclosures under ASC 820, establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access at the measurement date;

Level 2	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

Level 3	Inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Manager. The Investment Manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instruments and does not necessarily correspond to the Investment Manager’s perceived risk of the instrument. In determining an instrument’s placement within the hierarchy, the Investment Manager separates the Master Fund’s investment portfolio into two categories: investments and derivative instruments. Each of these categories can further be divided between those held long or sold short.

Investments. Listed equities whose values are based on quoted market prices in active markets are classified within Level 1. The Investment Manager does not adjust the quoted price for such instruments, even in situations where the Master Fund may hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations, or alternative pricing sources supported by observable inputs, such as electronic data sources are classified within Level 2. As Level 2 investments may include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations, which are generally based on available market information, may be adjusted to reflect illiquidity and/or non-transferability.

Investments that trade in markets that are not considered to be active, but are valued based on dealer quotations or alternative pricing sources supported by few or no observable inputs are classified within Level 3.

Derivative Instruments. Derivative instruments can be exchange-traded or privately negotiated over-the-counter (“OTC”) or a hybrid that contains both qualities. Exchange-traded derivatives, such as exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded.

The General Partner’s assessment of the significance of a particular input to fair value measurements requires judgment, and may affect the placement of the asset or liability within the fair value hierarchy. The observability of prices and inputs may cause a security to be reclassified between levels at any time. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

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V2 Hedged Equity Master Fund LP
(A Cayman Islands Exempted Limited Partnership)
Notes to Financial Statements
December 31, 2012

The following table presents the financial instruments carried on the statement of assets, liabilities and partners’ capital by caption and by level within the valuation hierarchy as of December 31, 2012:

	Assets at Fair Value as of December 31, 2012
	Level 1	Level 2	Level 3	Total

Investments in Securities at Fair Value

Consumer Non cyclical	$5,963,083			$5,963,083
Industrial	2,775,623			2,775,623
Financial	2,754,177			2,754,177
Utilities	2,619,531			2,619,531
Energy	2,603,271			2,603,271
Basic Materials	2,061,222			2,061,222
Consumer Cyclical	2,006,644			2,006,644
Communications	1,954,440			1,954,440
Technology	1,918,818			1,918,818
Total Common Stock -investment in assets at fair value	$24,656,809			24,656,809

Derivative Liabilities
Index Options		(275,089)		(275,089)
Total derivatives		$(275,089)		$(275,089)

For the period ended December 31, 2012, there were no transfers between the level 1 and level 2 fair value hierarchies. Additionally, there were no transfers between the level 2 and level 3 hierarchies.

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V2 Hedged Equity Master Fund LP
(A Cayman Islands Exempted Limited Partnership)
Notes to Financial Statements
December 31, 2012

4.	Risk Management

In the ordinary course of business, the Master Fund is exposed to a variety of risks, including market risk, counterparty risk and off-balance sheet risk.

Market risk is the potential for changes in the value of financial instruments from market changes, including fluctuations in securities prices. Market risk is directly affected by the volatility and liquidity in the markets in which the related instruments or underlying assets are traded. The Master Fund seeks to manage its exposure to market risk related to trading instruments on an aggregate basis, combining the effects of cash instruments and derivative contracts.

Derivatives are subject to various risks similar to those related to the underlying financial instruments, including market risk. The risks of derivatives should not be viewed in isolation, but rather should be considered on an aggregate basis along with the Master Fund’s other investing and trading activities. The Master Fund manages the risks associated with derivatives along with its proprietary trading and investing activities in cash instruments within the Master Fund’s overall risk management framework. During the period, the Master Fund has traded FLEX index call options contracts.

In the normal course of its business, the Master Fund trades financial instruments and may enter into investment activities with off-balance sheet risk such as FLEX options which contain varying degrees of off-balance sheet risk where the maximum potential loss on a particular investment is greater than the value of the asset or liability recognized in the statement of assets, liabilities, and partners’ capital.

5.	Derivative Instruments and Hedging Activities

The Master Fund is subject to the authoritative guidance regarding derivative and hedging disclosures under ASC 815. This guidance is intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to better understand: a) how and why the Master Fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect the Master Fund’s financial position, results of operations and cash flows.

The Master Fund enters into option contracts in the normal course of business to take proprietary trading positions and to manage exposure to economic losses from market risk or credit risk. There were 175 FLEX index call options contracts outstanding as of December 31, 2012. The average number of option contracts outstanding for the year ended December 31, 2012 was 175, which is representative of activity for the period.

The Master Fund is a buyer and seller of FLEX options in order to gain exposure to, or hedge against, changes in equity transactions. As of December 31, 2012, there was a total net market value of $(275,089) in FLEX options.

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V2 Hedged Equity Master Fund LP
(A Cayman Islands Exempted Limited Partnership)
Notes to Financial Statements
December 31, 2012

The following table presents the fair value of all derivative instruments held by the Master Fund as of December 31, 2012, and the primary underlying risk exposure. These instruments are presented net on the statement of assets, liabilities and partners’ capital.

As of December 31, 2012

Market Risk:	Derivative Assets		Derivative Liabilities
	Notional	Fair Value	Notional	Fair Value
FLEX Option contracts			$(25,264,500)	$(275,089)

Total derivatives			$(25,264,500)	$(275,089)

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation recognized for the period ended December 31, 2012 on derivative instruments, as well as the primary risk exposure associated with each.

Gain (Loss) Recognized in Income
For the period ended December 31, 2012

Market Risk	Net realized gain on derivatives	Net change in unrealized appreciation on derivatives
FLEX Option contracts	$583,516	$4,190

Total derivatives contracts	$583,516	$4,190

6.	Investment and Operating Expenses

The Master Fund bears all of its own expenses, as well as those directly related to the Feeder. The expenses include, but are not limited to, administrative, general and operating expenses, including research, brokerage commissions, interest, legal and accounting fees. The Feeder’s specific expenses borne by the Master Fund are directly allocated to the respective Feeder. The Master Fund pays substantially all of the expenses directly, with the remainder paid by the Investment Manager, which are then reimbursed in full by the Master Fund on a timely basis.

7.	Partners’ Capital

The General Partner, at any time, may admit one or more additional limited partners into the Master Fund or may permit limited partners to make additional capital contributions or transfers without the consent of the other limited partners.

On March 31, 2012, limited partners contributed $21,983,346 of securities with a built-in unrealized gain of $3,464,410 as of December 31, 2012. For accounting purposes, the Master Fund elected to record the cost of such contributed securities equal to the fair value at the time of the in-kind contribution.

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V2 Hedged Equity Master Fund LP
(A Cayman Islands Exempted Limited Partnership)
Notes to Financial Statements
December 31, 2012

8.	Management Fee and Incentive Allocation

The Master Fund does not charge management fees or incentive allocations to the Feeder. Such fees are charged to the investors directly by the Feeder.

9.	Related Parties

The General Partner, as a result of its various relationships to the Master Fund, has a fiduciary relationship to the Master Fund and the limited partners. However, the partnership agreement provides limitations on the General Partner’s liability to the Master Fund and provides for indemnification of the General Partner and its affiliates subject to certain circumstances.

The General Partner, the Investment Manager and their affiliates incurred without reimbursement all organizational expenses of the Master Fund in connection with this offering. The General Partner, the Investment Manager and their affiliates will also bear their own rent and similar overhead expenses, in addition to the salaries and benefits of their employees.

10.	Commitments and Contingencies

In the normal course of business, the Master Fund may enter into contracts that contain a number of representations and warranties, which may provide for general or specific indemnifications. The Master Fund’s exposure under these contracts is not currently known as any such exposure would be based on future claims which could be made against the Master Fund. There have been no such claims since the inception of the Master Fund. Management does not anticipate any such claims and expects any risk of loss to be remote.

11.	Financial Highlights

The financial highlights table is intended to facilitate the understanding of the Master Fund’s financial performance during the period April 2, 2012 (commencement of operations) through December 31, 2012. Total return is calculated as the change in limited partners’ capital during the period, adjusted for contributions and withdrawals and is not annualized. The return is the aggregate return of the limited partners of the Master Fund. The net investment income and expense percentages are also calculated based on the non Investment Manager limited partners’ capital only.

Total return (a)	2012
Total return	4.85%

Ratios to average Limited partners capital (a)
Total expenses (c)	1.17%

Net investment income (loss) (b) (c)	2.21%

(a)
This percentage is calculated for the limited partners’ capital accounts taken as a whole. The computation of such percentages based on the amount of expenses and Incentive Allocation assessed to an individual limited partner’s capital accounts may vary from these percentages based on the timing of capital transactions and participation in new issue profit and loss.

(b)	The net investment income percentage and operating expense ratio do not reflect the effects of any management fees and incentive allocation.
(c)	Annualized.

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V2 Hedged Equity Master Fund LP
(A Cayman Islands Exempted Limited Partnership)
Notes to Financial Statements
December 31, 2012

12.	Subsequent Events

The authoritative guidance for subsequent events requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the statement of assets, liabilities and partners’ capital. The Master Fund has performed an evaluation of subsequent events through April 30, 2013, which is the date the financial statements were available to be issued.

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Appendix A

Description of Ratings

SHORT-TERM RATINGS

Standard & Poor’s Short-Term Issue Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.  The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1
A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings
Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Local Currency and Foreign Currency Risks
Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

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Moody’s Short-Term Debt Ratings

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

Prime-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

Prime-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

Prime-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Moody’s Investors Service, Inc.: Corporate Bond Ratings

Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody’s applies numerical modifiers “1,” “2” and “3” to both the Aaa and Aa rating classifications.  The modifier “1” indicates that the security ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates that the issue ranks in the lower end of its generic rating category.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

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Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor’s Ratings Group: Corporate Bond Ratings

AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA--Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

Moody’s commercial paper ratings are assessments of the issuer’s ability to repay punctually promissory obligations. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

An S&P commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest.

Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment.  Issues in this category are delineated with the numbers “1”, “2” and “3” to indicate the relative degree of safety.  The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong.  A “+” designation is applied to those issues rated “A-1” which possess extremely strong safety characteristics.  Capacity for timely payment on issues with the designation “A-2” is strong.  However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation “A-3” have a satisfactory capacity for timely payment.  They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

Table of Contents - Statement of Additional Information

Appendix B

Proxy Voting Policies

Below is the Adviser’s policies and procedures to determine how to vote proxies related to portfolio securities

Policy
V2 Capital, LLC and its related companies, as a matter of policy and practice, has no authority to vote proxies on behalf of advisory clients. The firm may offer assistance as to proxy matters upon a client’s request, but the client always retains the proxy voting responsibility. V2 Capital, LLC and its related companies’ policy of having no proxy voting responsibility is disclosed to clients. In the event V2 Capital, LLC has the authority to vote proxies either at a clients request or as the result of authority as the General Partner of a partnership, a third party proxy voting service will be utilized to insure all voting is in the best interest of the shareholder.

Background
Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Investment advisers registered with the SEC, and which  exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Responsibility
Brett Novosel has the responsibility for the implementation and monitoring of our proxy policy and to ensure that the firm does not accept or exercise any proxy voting authority on behalf of clients without an appropriate review and change of the firm’s policy with appropriate regulatory requirements being met and records maintained.

Procedure
V2 Capital, LLC and its related companies has adopted various procedures to implement the firm’s policy and conducts reviews to monitor and ensure the firm’s policy is observed, implemented properly and amended or updated, as appropriate, which include the following: V2 Capital, LLC and its related companies discloses its proxy voting policy of not having proxy voting authority in its Firm Brochure (and Wrap Fee Program Brochure, if applicable) or other client information; V2 Capital, LLC and its related companies’ advisory agreements provide that the firm has no proxy voting responsibilities and that the advisory clients expressly retain such voting authority; V2 Capital, LLC and its related companies’ new client information materials may also indicate that advisory clients retain proxy voting authority; Brett Novosel reviews the nature and extent of advisory services provided by the firm and monitors such services annually to determine and confirm that client proxies are not being voted by the firm or anyone within the firm.

Table of Contents - Statement of Additional Information
B-1

PART C

OTHER INFORMATION

Item 28.	Exhibits

(a)	(1) Certificate of Trust dated August 26, 2003, was previously filed with the Trust’s Registration Statement on Form N-1A on August 29, 2003 and is incorporated herein by reference.
(2) Certificate of Amendment to Certificate of Trust dated June 1, 2005 was previously filed with the Trust’s Registration Statement on Form N-1A on June 24, 2005 and is incorporated herein by reference.
(3)
Second Certificate of Amendment to Certificate of Trust dated December 1, 2011 was previously filed with the Trust’s Registration Statement on Form N-1A on January 30, 2013 and is incorporated herein by reference.

(4)
Third Certificate of Amendment to Certificate of Trust dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.

(5) Agreement and Declaration of Trust dated June 1, 2005 was previously filed with the Trust’s Registration Statement on Form N-1A on June 24, 2005 and is incorporated herein by reference.
(b)	Amended and Restated Bylaws dated November 21, 2013 were previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and are incorporated herein by reference.
(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated Bylaws.
(d)	Investment Advisory Agreement – filed herewith.
(e)	Distribution Agreement – filed herewith.
(f)	Bonus or Profit Sharing Contracts – not applicable.
(g)	Custody Agreement dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.
(1) Amendment to Custody Agreement– filed herewith.
(h)	Other Material Contracts
(1) Fund Administration Servicing Agreement dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.
(i) Amendment to Fund Administration Servicing Agreement – filed herewith.

(2) Fund Accounting Servicing Agreement dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.
(i) Amendment to Fund Accounting Servicing Agreement – filed herewith.
(3) Transfer Agent Servicing Agreement dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.
(i) Amendment to Transfer Agent Servicing Agreement– filed herewith.
(4) Shareholder Services Agreement – filed herewith.
(5) Operating Expenses Limitation Agreement – filed herewith.
(6) (i) Power of Attorney for Ian Martin dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.
(ii) Power of Attorney for John Chrystal dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.
(iii)
Power of Attorney for Albert J. DiUlio, S.J. dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.

(iv) Power of Attorney for David S. Krause dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.
(v) Power of Attorney for Harry E. Resis dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.
(i)	Legal Opinion – filed herewith.
(j)	Consent of Independent Auditor – filed herewith.
(k)	Omitted Financial Statements – not applicable.
(l)	Form of Subscription Agreement was previously filed with the Trust’s Registration Statement on August 29, 2003 and is incorporated herein by reference.
(m)	Rule 12b-1 Plan – filed herewith.
(n)	Rule 18f-3 Plan – filed herewith.
(o)	Reserved.

(p)	(1)	Code of Ethics for the Registrant – was previously filed with the Trust’s Registration Statement on Form N-1A on March 31, 2014 and is incorporated herein by reference.
	(2)	Code of Ethics for the Adviser – was previously filed with the Trust’s Registration Statement on Form N-1A on May 16, 2014 and is incorporated herein by reference.

Item 29.	Persons Controlled by or under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.	Indemnification

Reference is made to Article VI in the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31.	Business and Other Connections of Investment Adviser

With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the U.S. Securities and Exchange Commission (“SEC”) (File No. 801-70377), dated April 9, 2014.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.	Principal Underwriters

       Foreside Fund Services, LLC

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AdvisorShares Trust
2.	American Beacon Funds

3.	American Beacon Select Funds
4.	Avenue Mutual Funds Trust
5.	BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios
6.	BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios
7.	Bridgeway Funds, Inc.
8.	Broadmark Funds
9.	Calamos ETF Trust
10.	Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust
11.	Carlyle Select Trust
12.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
13.	Chilton Realty Income & Growth Fund, Series of Investment Managers Series Trust
14.	Context Capital Funds
15.	Direxion Shares ETF Trust
16.	Evanston Alternative Opportunities Fund
17.	Exchange Traded Concepts Trust II
18.	FlexShares Trust
19.	Forum Funds
20.	Forum Funds II
21.	FQF Trust
22.	FSI Low Beta Absolute Return Fund
23.	Gottex Multi-Alternatives Fund - I
24.	Gottex Multi-Alternatives Fund - II
25.	Gottex Multi-Asset Endowment Fund - I
26.	Gottex Multi-Asset Endowment Fund – II
27.	Gottex Trust
28.	Henderson Global Funds
29.	Horizon Spin-off and Corporate Restructuring Fund, Series of Investment Managers Series Trust (f/k/a Liberty Street Horizon Fund)
30.	Horizons ETF Trust
31.	Infinity Core Alternative Fund
32.	Ironwood Institutional Multi-Strategy Fund LLC
33.	Ironwood Multi-Strategy Fund LLC
34.	Manor Investment Funds
35.	Nomura Partners Funds, Inc.
36.	Outlook Funds Trust
37.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
38.	Pine Grove Alternative Fund
39.	Pine Grove Alternative Institutional Fund
40.	Plan Investment Fund, Inc.
41.	PMC Funds, Series of Trust for Professional Managers
42.	Precidian ETFs Trust
43.	Quaker Investment Trust
44.	Renaissance Capital Greenwich Funds
45.	RevenueShares ETF Trust
46.	Salient MF Trust
47.	SharesPost 100 Fund LLC
48.	Sound Shore Fund, Inc.
49.	Steben Alternative Investment Funds
50.	Steben Select Multi-Strategy Fund
51.	The Pennant 504 Fund

52.	The Roxbury Funds
53.	Toroso Newfound Tactical Allocation Fund, Series of Investment Managers Series Trust
54.	Turner Funds
55.	Wintergreen Fund, Inc.

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President	None
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None
Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

Item 32(c)        Not applicable.

Item 33.	Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Adviser	V2 Capital, LLC 2700 Patriot Blvd, Suite 140 Glenview, IL 60026
Registrant’s Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant has duly caused this Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 29th day of September, 2014.

Trust for Advised Portfolios

By: /s/ Christopher E. Kashmerick
Christopher E. Kashmerick
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 35 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John Chrystal*	Trustee	September 29, 2014
John Chrystal

/s/ Albert J. DiUlio, S.J.*	Trustee	September 29, 2014
Albert J. DiUlio, S.J.

/s/ David S. Krause*	Trustee	September 29, 2014
David S. Krause

/s/ Harry E. Resis*	Trustee	September 29, 2014
Harry E. Resis

/s/ Ian Martin*	Trustee	September 29, 2014
Ian A. Martin

/s/ Christopher E. Kashmerick	President and Principal Executive Officer	September 29, 2014
Christopher E. Kashmerick

/s/ Russell B. Simon	Treasurer and Principal Financial Officer	September 29, 2014
Russell B. Simon

*By: /s/ Christopher E. Kashmerick		September 29, 2014
Christopher E. Kashmerick Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Investment Advisory Agreement	(d)
Distribution Agreement	(e)
Amendment to Custody Agreement	(g) (1)
Amendment to Fund Administration Servicing Agreement	(h) (1) (i)
Amendment to Fund Accounting Servicing Agreement	(h) (2) (i)
Amendment to Transfer Agent Servicing Agreement	(h) (3) (i)
Shareholder Services Agreement	(h) (4)
Operating Expenses Limitation Agreement	(h) (5)
Legal Opinion	(i)
Consent of PricewaterhouseCoopers, LLP	(j)
Rule 12b-1 Plan	(m)
Rule 18f-3 Plan	(n)